Document and Entity Information	9 Months Ended
Sep. 30, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Trading Symbol	ELOQ
Entity Registrant Name	ELOQUA, INC.
Entity Central Index Key	0001375271
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 85,473	$ 7,240	$ 7,549
Accounts receivable, net of reserve	19,926	18,228	15,866
Deferred commissions and other deferred costs	1,831	2,680	2,641
Deferred tax asset	780	781	722
Prepaid expenses and other assets	3,594	4,153	2,051
Total current assets	111,604	33,082	28,829
Property and equipment, net of depreciation and amortization	5,063	3,721	2,868
Deferred commissions and other deferred costs	717	902	882
Deferred tax asset	3,631	3,800	4,176
Total Assets	121,015	41,505	36,755
Liabilities and stockholders' equity
Accounts payable	1,709	3,263	1,823
Accrued and other current liabilities	9,344	11,337	7,365
Deferred revenue	32,476	28,863	25,371
Current portion of long-term debt	0	834	208
Current portion of obligations under capital leases (note 5)		0	238
Total current liabilities	43,529	44,297	35,005
Non current deferred revenue and other liabilities	2,759	1,943	1,672
Long-term debt, net of current portion	0	1,458	2,292
Obligations under capital leases, net of current portion (note 5)		0	83
Total liabilities	46,288	47,698	39,052
Eloqua, Inc. stockholders' deficit:
Common stock	3	0	0
Additional paid-in capital	315,609	0	0
Accumulated deficit	(240,885)	(169,259)	(75,733)
Total Eloqua, Inc. stockholders' deficit:		(169,259)	(75,733)
Common stock	3	0	0
Additional paid-in capital	315,609	0	0
Accumulated deficit	(240,885)	(169,259)	(75,733)
Total stockholder's equity	74,727	(167,297)	(73,743)
Redeemable convertible preferred stock:
Preferred stock		161,104	71,446
Total liabilities and stockholders' equity	121,015	41,505	36,755
Noncontrolling interest		1,962	1,990
Total stockholder's equity	74,727	(167,297)	(73,743)
Commitments and contingencies
Series A Preferred Stock [Member]
Redeemable convertible preferred stock:
Preferred stock		39,406	15,641
Series B Preferred Stock [Member]
Redeemable convertible preferred stock:
Preferred stock		57,456	22,806
Series C Preferred Stock [Member]
Redeemable convertible preferred stock:
Preferred stock		$ 64,242	$ 32,999

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Reserve for accounts receivable	550	$ 725	$ 950
Common stock, par value	0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	90,000,000	90,000,000
Common stock, shares issued	34,010,609	1,063,368	571,524
Common stock, shares outstanding	34,010,609	1,063,368	571,524
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		12,124,650	12,124,650
Preferred stock, shares issued	0	12,124,650	12,124,650
Preferred stock, Shares outstanding		12,124,650	12,124,650
Preferred stock, liquidation preference		39,406
Series B Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		17,678,926	17,678,926
Preferred stock, shares issued	0	17,678,926	17,678,926
Preferred stock, Shares outstanding		17,678,926	17,678,926
Preferred stock, liquidation preference		57,456
Series C Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		21,483,563	21,483,563
Preferred stock, shares issued	0	19,766,821	19,766,821
Preferred stock, Shares outstanding		19,766,821	19,766,821
Preferred stock, liquidation preference		$ 64,242

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Subscription and support	$ 61,027	$ 45,297	$ 63,222	$ 47,225	$ 37,543
Professional services	7,772	4,744	8,126	3,574	3,415
Total revenue	68,799	50,041	71,348	50,799	40,958
Cost of revenue:
Subscription and support	11,438	9,139	12,330	9,569	6,423
Professional services	7,764	7,303	10,718	6,980	5,284
Total cost of revenue	19,202	16,442	23,048	16,549	11,707
Gross profit	49,597	33,599	48,300	34,250	29,251
Operating expenses:
Research and development	9,843	8,472	11,679	10,363	8,607
Marketing and sales	28,992	21,410	29,481	22,147	17,321
General and administrative	14,310	7,723	12,208	7,879	7,348
Litigation Settlement	3,500	0
Total operating expenses	56,645	37,605	53,368	40,389	33,276
Loss from operations	(7,048)	(4,006)	(5,068)	(6,139)	(4,025)
Other expense, net	(323)	(470)	(707)	(241)	(107)
Loss before provision for income taxes	(7,371)	(4,476)
Loss before income tax benefit (expense)			(5,775)	(6,380)	(4,132)
Benefit (provision) for income taxes	(198)	(276)	(378)	4,869	(81)
Net loss	(7,569)	(4,752)	(6,153)	(1,511)	(4,213)
Accretion of dividends on redeemable preferred stock	(66,920)	(72,308)	(89,659)	(14,815)	(4,970)
Net loss attributable to common stockholders	$ (74,489)	$ (77,060)	$ (95,812)	$ (16,326)	$ (9,183)
Net loss per share attributable to common stockholders, basic and diluted	$ (9.54)	$ (100.57)	$ (116.74)	$ (40.17)	$ (36.55)
Weighted average common shares outstanding, basic and diluted	7,812,134	766,211	820,734	406,402	251,246

Consolidated Statements of Stockholders' Deficit (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2008	$ (50,573)	$ 0	$ 0	$ (52,563)	$ 1,990
Balance, shares at Dec. 31, 2008		155,768
Issuance of common stocks on exercise of stock options and warrants	130	0	130	0	0
Issuance of common stocks on exercise of stock options and warrants, shares		147,374
Compensation expense on stock options	865	0	865	0	0
Accretion of redeemable preferred stock	(4,970)	0	(995)	(3,975)	0
Net loss and comprehensive loss	(4,213)	0	0	(4,213)	0
Balance at Dec. 31, 2009	(58,761)	0	0	(60,751)	1,990
Balance, shares at Dec. 31, 2009		303,142
Issuance of common stocks on exercise of stock options and warrants	276	0	276	0	0
Issuance of common stocks on exercise of stock options and warrants, shares		268,382
Compensation expense on stock options	1,068	0	1,068	0	0
Accretion of redeemable preferred stock	(14,815)	0	(1,344)	(13,471)	0
Net loss and comprehensive loss	(1,511)	0	0	(1,511)	0
Balance at Dec. 31, 2010	(73,743)	0	0	(75,733)	1,990
Balance, shares at Dec. 31, 2010	571,524	571,524
Issuance of common stocks on exercise of stock options and warrants	446	0	446	0	0
Issuance of common stocks on exercise of stock options and warrants, shares		441,726
Compensation expense on stock options	1,812	0	1,812	0	0
Conversion of exchangeable stock	0	0	28	0	(28)
Conversion of exchangeable stock, shares		50,118
Accretion of redeemable preferred stock	(89,659)	0	(2,286)	(87,373)	0
Net loss and comprehensive loss	(6,153)	0	0	(6,153)	0
Balance at Dec. 31, 2011	$ (167,297)	$ 0	$ 0	$ (169,259)	$ 1,962
Balance, shares at Dec. 31, 2011	1,063,368	1,063,368

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (7,569)	$ (4,752)	$ (6,153)	$ (1,511)	$ (4,213)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,524	1,366	1,872	1,661	1,127
Stock compensation expense	2,351	1,130	1,812	1,068	865
Foreign currency transaction (gain) loss	(44)	21	65	7	(195)
Change in fair value of Series C warrants	189	213
Deferred income taxes	127	212	264	(4,895)	0
Loss on disposal of fixed assets			173	0	0
Change in fair value of Series C Warrants			264	0	0
Change in operating assets and liabilities:
Accounts receivable, net	(1,698)	4,635	(2,362)	(6,164)	1,408
Prepaid expenses and other assets	(958)	(917)	(2,102)	(804)	(583)
Deferred commissions and other deferred costs	1,034	(1,064)	(59)	(925)	(269)
Accounts payable and accrued and other current liabilities	(3,167)	454	5,200	2,360	1,852
Deferred revenue	3,613	2,922	3,492	9,677	455
Noncurrent deferred revenue and other liabilities	860	(517)	271	591	687
Net cash provided by (used in) operating activities	(3,738)	3,703	2,737	1,065	1,134
Cash flows from investing activities:
Purchases of property and equipment	(2,866)	(2,229)	(2,898)	(1,851)	(1,450)
Net cash used in investing activities	(2,866)	(2,229)	(2,898)	(1,851)	(1,450)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriting offering costs	85,759	0
Increase in long-term debt			0	2,500	2,000
Repayment of long-term debt	(2,292)	0	(208)	(2,000)	(605)
Principal payments under capital lease obligations	0	(169)
Principal obligations under capital lease			(321)	(574)	(85)
Common stock issued	1,326	362	446	276	130
Net cash provided by financing activities	84,793	193	(83)	202	1,440
Effect of exchange rate changes on cash and cash equivalents	44	(21)	(65)	(7)	195
Increase (decrease) in cash and cash equivalents	78,233	1,646	(309)	(591)	1,319
Cash and cash equivalents at beginning of period	7,240	7,549	7,549	8,140	6,821
Cash and cash equivalents at end of period	85,473	9,195	7,240	7,549	8,140
Supplemental cash flow information:
Cash paid for interest	204	202	255	251	121
Capital lease			0	510	239
Cash paid for taxes	1	56	114	22	30
Non-cash investing and financing activities:
Conversion of convertible preferred stock to common stock	228,024	0
Conversion of exchangeable stock to common stock	$ 1,962	$ 0

Description of Business	12 Months Ended
Dec. 31, 2011
Description of Business

(1) Description of Business

Eloqua, Inc. (the “Company”) provides on-demand Revenue Performance Management software solutions that are designed to enable businesses to accelerate revenue growth and improve revenue predictability by automating, monitoring and measuring their complex marketing and sales initiatives. The Company’s set of Revenue Performance Management solutions is a software-as-a-service platform integrating its marketing automation software with its revenue performance analytics suite.

The Company was incorporated under the laws of Delaware on June 9, 2006 as Eloqua Limited and was formed to effect a re-organization of its corporate structure whereby the pre-existing legal entity, Eloqua Corporation, became a consolidated subsidiary of the Company (notes 7 and 8(b)). Eloqua Corporation was incorporated under the Ontario Business Corporations Act on January 11, 2000. The Company’s business is a continuation of Eloqua Corporation. The Company changed its name from Eloqua Limited to Eloqua, Inc. on March 26, 2012.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies

(2) Significant Accounting Policies

(a) Basis of Presentation

These consolidated financial statements include the accounts of the Company and subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

(b) Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and disclosures in the Company’s financial statements and notes thereto. Significant estimates and assumptions made by management include valuation allowances for receivables and deferred tax assets, application of appropriate revenue recognition standards, estimated useful lives of property and equipment, and share-based compensation. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions. Actual results could differ from those estimates.

(c) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are recorded at cost, which approximates fair market value.

(d) Fair Value of Financial Instruments

The Company applies the principles of FASB Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures, to all financial and non-financial assets and liabilities. Statement 157 defines “fair value” in the context of accounting and financial reporting and establishes a framework for measuring fair value under generally accepted accounting standards. As of December 31, 2011, the Company did not have any significant nonfinancial assets or liabilities measured or disclosed at fair value for which the provisions of ASC 820 have been applied.

The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•	Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access at the measurement date.

•	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3—Unobservable inputs.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and short-term and long-term debt. The carrying values of cash and cash equivalents, accounts receivable, and accounts payable on the consolidated balance sheet approximate their fair value, based on their short-term nature. The carrying value of the Company’s long-term debt at December 31, 2011 approximates fair value based on discounted cash flow analyses using appropriate current discount rates (Level 2 within the fair value hierarchy).

At December 31, 2011, the Company’s warrants to purchase Series C convertible preferred stock were measured using unobservable inputs that required a high level of judgment to determine fair value, and thus were classified as Level 3 inputs (note 8(c)(ii)). The fair value of the warrants was estimated using a Black-Scholes options pricing model. The following assumptions were used at December 31, 2011 to value the warrants that were issued in June 2007 to purchase 75,000 shares of Series C convertible preferred stock: risk-free rate of 0.36%; estimated volatility of 58.61%; term of 3.0 years; and zero dividend yield. The following assumptions were used to value the warrants issued on December 28, 2010 to purchase 93,750 shares of Series C convertible preferred stock: risk-free rate of 1.35%; estimated volatility of 58.60%; term of 6.0 years; and zero dividend yield.

(e) Accounts Receivable and Significant Customers

Accounts receivable represent amounts due from customers. No single customer accounted for more than 10% of the total accounts receivable as of December 31, 2010 and 2011, and no single customer accounted for more than 10% of total revenue during 2009, 2010 or 2011.

(f) Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentration of credit risk consist primarily of cash and cash equivalents and trade account receivables. The Company maintains an allowance for doubtful accounts receivable based upon historical loss patterns, the number of days billings past due and an evaluation of the potential risk of loss associated with specific accounts.

(g) Investment Tax Credits

The Company claims investment tax credits in Canada arising from qualifying scientific research and experimental development expenditures. Certain refundable claims resulting from qualifying costs do not have characteristics of income tax benefits, and are recorded as a reduction of research and development expenses. Nonrefundable investment tax credits are recorded as a reduction of income tax expense.

The claims prepared by management are subject to review by the Canada Revenue Agency and the relevant provincial ministries and, as a result, reported amounts may change if any adjustments are made upon review.

The Company recognizes the investment tax credits when a reasonable estimate can be made. In 2009, 2010 and 2011, net refundable investment tax credits of approximately $39,000, $420,000 and $179,000, respectively, were recognized in the consolidated financial statements. As of December 31, 2011, the Company has accumulated refundable credits recognized, but not received, of approximately $304,000.

(h) Deferred Commissions

Deferred commissions are the incremental costs that are directly associated with subscription contracts with customers and consist of sales commissions paid to the Company’s direct sales force. Commission charges are deferred and amortized over the terms of the related customer contracts consistent with the related subscription revenue. Amortization of deferred commissions is included in marketing and sales expense in the accompanying consolidated statements of operations.

(i) Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization and are amortized over their estimated useful lives as follows:

	Basis	Useful Life
Equipment under capital leases	Straight line method	Shorter of useful life or term of lease
Computer equipment	Straight line method	3 years
Software licenses	Straight line method	3 years
Furniture and fixtures	Straight line method	5 years
Leasehold improvements	Straight line method	Shorter of useful life or term of lease

(j) Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets in accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment—Overall. Long-lived assets are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. If such review indicates that the carrying amount of long-lived assets is not recoverable from future undiscounted cash flows, the carrying amount of such assets is reduced to the lower of the carrying value or fair value.

In addition to the recoverability assessment, the Company routinely reviews the remaining estimated lives of its long-lived assets. Any reduction in the useful life assumption will result in increased depreciation and amortization expense in the period when such determinations are made, as well as in subsequent periods. There was no impairment of long-lived assets during 2009, 2010 or 2011.

(k) Capital Leases

Computer equipment leases are capitalized when the Company assumes substantially all risks and benefits of ownership of the computer equipment. Accordingly, the Company records the asset and obligation at an amount equal to the lesser of the fair market value of the computer equipment or the net present value of the minimum lease payments at the beginning of the lease.

Leased computer equipment is amortized using the straight-line basis over the shorter of its estimated useful life or the lease term.

(l) Deferred Tax Assets and Liabilities

Income taxes are accounted for under the asset and liability method, under which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. To the extent that it is not considered to be more likely than not that a deferred tax asset will be realized, a valuation allowance is established. The Company applies the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48) (included in FASB ASC Subtopic 740-10, Income Taxes—Overall), which provides guidance related to the accounting for uncertain tax positions. In accordance with FIN 48, the Company only recognizes the tax benefit from an uncertain tax position if it is more-likely than-not that the tax position will be sustained on examination.

(m) Revenue Recognition

The Company derives its revenue from four sources:    (i) subscription revenue relating to subscription fees from customers accessing its on-demand application service; (ii) customer support beyond the standard support that is included in the basic subscription fee; (iii) installation and deployment services; and (iv) other professional service revenue from consultation and training fees. The Company provides its on-demand application as a service and follows the provisions of FASB ASC Subtopic 605-25, Revenue Recognition — Multiple-Element Arrangements. The Company recognizes revenue when all of the following conditions are met:

(i)    There is persuasive evidence of an arrangement;

(ii)    The service has been provided to the customer;

(iii)    The collection of the fees is reasonably assured; and

(iv)    The amount of fees to be paid by the customer is fixed or determinable.

The Company’s arrangements do not contain general rights of return.

The Company adopted the provisions of FASB ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements (EITF Issue No. 08-1, Revenue Arrangements with Multiple Deliverables) with respect to its multiple-element arrangements entered into or significantly modified on or after January 1, 2011. ASU 2009-13 amends ASC 605-25 to eliminate the requirement that all undelivered elements have vendor specific objective evidence of selling price (VSOE) or third party evidence of selling price (TPE) before an entity can recognize the portion of an overall arrangement fee that is attributable to items that already have been delivered.

In the absence of VSOE and TPE for one or more delivered or undelivered elements in a multiple-element arrangement, the Company estimates the selling prices of those elements. The overall arrangement fee of the Company’s multiple element arrangements are allocated to each element (both delivered and undelivered items) based on their relative selling prices, regardless of whether those selling prices are evidenced by VSOE or TPE or are based on the entity’s estimated selling price.

The Company is not able to demonstrate VSOE or TPE of selling price with respect to its subscription services. The Company does not have sufficient instances of separate sales of subscriptions nor is it able to demonstrate sufficient pricing consistency with respect to such sales. The Company also considers that no other vendor sells similar subscriptions given the unique nature and functionality of its service offering, and therefore has determined that it is not able to establish TPE of selling price. Therefore, the Company has determined the best estimated selling price based on the following:

•

Expected discounts from the list price for each service offering, which represents a component of the Company’s current go-to-market strategy, as established by senior management taking into consideration factors such as the competitive and economic environment.

•	An analysis of the historical pricing with respect to both of the Company’s bundled and standalone subscription arrangements.

The Company has established VSOE of selling price for its professional services based on an analysis of separate sales of such services.

The Company’s multiple-element arrangements includes the sale of a subscription with one or more associated professional service offerings, each of which are individually considered separate units of accounting. The Company allocated revenue to each element in a multiple-element arrangement based upon the relative selling price of each deliverable.

Subscription and support revenue is recognized ratably over the contract terms beginning on the activation date of each contract. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria have been met.

Consulting services, including professional services and training have stand alone value from the related subscription services. Professional services, including implementation services and other standard professional services are generally provided under fixed price, short-term arrangements. These services are generally performed beginning at the point of subscription activation and spanning over periods of approximately 60, 90, or 120 days, depending on the nature of the services. Revenues relating to these services are recognized ratably over the period that the services are provided. Certain other standard professional service and non-standard professional service arrangements include customer acceptance provisions. Services provided under arrangements that include customer acceptance provisions are generally provided under fixed price, short-term arrangements, and the revenue is deferred and recognized upon customer acceptance of the service deliverable. Training revenue is recognized after the service has been performed. Revenue related to our user conference is recognized upon completion of the conference.

Prior to the adoption of ASU 2009-13, fees for consulting services that did not qualify for separate accounting because VSOE or TPE of fair value did not exist, were recognized ratably over the remaining term of the subscription contract.

Prior to the adoption of ASU 2009-13, when subcontractors were used to provide all or a portion of consulting services, the Company deferred the direct and incremental subcontracting costs related to the consulting arrangement and amortized those costs over the same time period as the consulting revenue was recognized, which generally was over the term of the related subscription period. After adoption of ASU 2009-13, subcontractor costs are recognized as those services are performed, which coincides with the period over which the consulting service revenue is recognized. These deferred costs are included in deferred commissions and other deferred costs on the consolidated balance sheet.

The adoption of ASU 2009-13 results in more professional services fees being recognized as revenue as those services are performed. Previously, a substantial portion of the professional service fees had been deferred and recognized over the remaining term of the related subscription services arrangement. During 2011, the Company recognized approximately $2.2 million more of professional services revenue than would have been recognized prior to the adoption of ASU 2009-13. During 2011, the Company recognized approximately $0.7 million more of subcontractor costs than would have been recognized prior to the adoption of ASU 2009-13. Net loss during 2011 would have been higher by approximately $1.5 million prior to the adoption of ASU 2009-13.

(n) Deferred Revenue

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from the Company’s subscription services described above and is recognized as the revenue recognition criteria are met. The Company generally invoices its customers in annual or quarterly installments. Deferred revenue also includes certain deferred professional services fees which are recognized as revenue ratably over the subscription contract term. The Company defers the professional service fees in situations where the professional services and subscription contracts are accounted for as a single unit of accounting. Deferred revenue that will be recognized during the succeeding 12-month period is recorded as current deferred revenue and the remaining portion is recorded as noncurrent.

(o) Cost of Revenue

The cost of subscription and support revenue primarily consists of hosting costs, data communication expenses, depreciation expenses associated with computer equipment, personnel and related costs, including salaries, bonuses, payroll taxes, recruiting fees and stock compensation, software license fees and amortization expense associated with capitalized software, as well as an allocation of overhead such as rent, IT costs, depreciation and amortization and employee benefit costs, to cost of revenue based on headcount. Cost of professional services revenue primarily consists of personnel and related costs, third party contractors and allocated overhead.

(p) Other Income (Expense)

Other income (expense) primarily consists of interest income, interest expense, and the change in fair value of the warrants to purchase Series C convertible preferred stock warrants. The year ended December 31, 2011 also includes expense of approximately $0.2 million related to the disposal of equipment.

(q) Research and Development

Research and development expenditures are expensed as incurred. The Company evaluates certain software development costs to determine if they should be capitalized. Based on the Company’s product development process, technological feasibility is established upon completion of a working model. To date, the period between achieving technological feasibility and general availability of such software has been short and software costs qualifying for capitalization have been immaterial. Accordingly, the Company has not capitalized any software development costs.

(r) Stock-Based Compensation Plans

The Company accounts for its employee stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. FASB ASC Topic 718 requires that all employee stock-based compensation is recognized as a cost in the financial statements and that for equity-classified awards such cost is measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes option-pricing model.

Determining the fair value of stock-based compensation awards under this model requires judgment, including estimating the value per share of the Company’s common stock, estimated volatility, risk free rate, expected term and estimated dividend yield. The assumptions used in calculating the fair value of stock-based compensation awards represent the Company’s best estimates, based on management judgment. The estimate of the value per share of the Company’s common stock used in the option-pricing model is based on contemporaneous valuations performed with the assistance of an unrelated third party valuation specialist. The estimated dividend yield is zero since the Company has not issued dividends to date and does not anticipate issuing dividends. The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero coupon issues with an equivalent remaining term. The Company estimates volatility for option grants by evaluating the average historical volatility of a peer group of similar public companies. The expected term of the Company’s option plans represent the period that its stock-based awards are expected to be outstanding. For purposes of determining the expected term in the absence of sufficient historical data relating to stock-option exercises, the Company applies the simplified approach, in which the expected term of an award is presumed to be the mid-point between the vesting date and the expiration date of the award.

The Company accounts for stock-based grants issued to non-employees at fair value, in accordance with the provisions of FASB ASC Topic 505, Equity, Subtopic-50, Equity Based Payments to Nonemployees (EITF 96-18, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services). The measurement date relating to such awards generally occurs when the awards vest. Compensation expense relating to such awards is recognized over the applicable service period of the options in accordance with the method prescribed by ASC Topic 505-50-55-32.

(s) Foreign Currency Transactions

The functional currency of the Company and its subsidiaries is the U.S. dollar. Accounts receivable or payable that are denominated in foreign currencies are translated into U.S. dollars at rates of exchange in effect at the balance sheet date. Revenue and expenses related to transactions denominated in foreign currencies are translated at the average exchange rate during the period. Exchange gains and losses on foreign currency transactions are included in general and administrative expenses on the consolidated statements of operations and amounted to approximately $436,000, and $45,000 in losses for 2009 and 2010, respectively, and approximately $245,000 in gains for 2011.

(t) Comprehensive Income

There was no difference between net loss presented in the consolidated statements of operations and comprehensive net loss for 2009, 2010 and 2011.

(u) Redeemable Convertible Preferred Stock

The Company applies the guidance in FASB ASC Subtopic 480-10, Distinguishing Liabilities from Equity—Overall, to its redeemable convertible preferred stock. The Company classifies its redeemable convertible preferred stock in between liabilities and permanent equity on the balance sheet since redemption is not solely within the control of the Company. On issuance, the Company records the preferred stock at fair value which is normally the issue price. On each balance sheet date, the Company measures the estimated redemption price and records an accretion change to accrete the preferred stock carrying value to the estimated redeemable value. The Company’s policy is to recognize changes in the redemption value immediately as they occur and adjust the carrying value to the redemption value at each balance sheet date. The resulting increases or decreases in the carrying amount of redeemable convertible preferred stock are treated in the same manner as dividends on nonredeemable stock and are charged against additional paid-in capital to the extent it exists, or else against accumulated deficit.

(v) Warranties and Indemnification

The Company’s service is typically warranted to operate in substantial conformity with the Company’s applicable documentation.

The Company’s arrangements generally include certain provisions for indemnifying customers against liabilities if its products or services infringe a third-party’s intellectual property rights. To date, the Company has not incurred any material costs as a result of such indemnifications and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.

The Company has entered into service level agreements with a number of its customers agreeing to certain levels of uptime reliability and performance and permitting those customers to receive credits or terminate their agreements in the event that the Company fails to meet those levels. The Company has not granted any material level of credits under such clauses.

The Company has also agreed to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by any of these persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person’s service as a director or officer, including any action by the Company, arising out of that person’s services as the Company’s director or officer or that person’s services provided to any other company or enterprise at the Company’s request. The Company maintains director and officer insurance coverage that would generally enable the Company to recover a portion of any future amounts paid.

(w) Segment Reporting

The Company is organized and operates in one reportable segment. The Company’s chief operating decision maker, the chief executive officer, reviews financial information presented on a consolidated basis for purposes of making operating decisions and assessing financial performance.

Revenue by geographic region is based on the billing address of the customer. Subscription and professional services revenue by geographic region approximates the following:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Revenue:
Americas	$37,569	$45,328	$63,897
Europe	2,777	4,262	6,167
Asia Pacific	612	1,209	1,284

Total revenue	$40,958	$50,799	$71,348

Property and equipment by geographic region approximates the following:

	As of December 31,
	2010	2011
	(in thousands)
Americas	$2,731	$3,616
Europe	137	105
Asia Pacific	0	0

Total property and equipment, net	$2,868	$3,721

(x) Noncontrolling Interest

Eloqua, Inc. holds the majority voting interest and consolidates its subsidiary, Eloqua Corporation. Eloqua Corporation has outstanding certain common stock (exchangeable common stock) held by parties other than Eloqua, Inc. Eloqua Corporation’s exchangeable common stock can be converted into shares of Eloqua, Inc. common stock, at any time, at the option of the holder. The exchangeable common stock, by its terms, entitle their holders to rights to receive dividends, rights on liquidation, voting rights, and other rights economically equivalent to the Eloqua, Inc. common stock (notes 7 and 8(b)). However, in legal form, the exchangeable common stock represents shares of the Company’s subsidiary, Eloqua Corporation. Accordingly, the Company has classified the exchangeable common stock as a noncontrolling interest on the consolidated balance sheet, based on the provisions of FASB Statement No. 160 (FASB ASC Topic 810-10, Consolidation).

The exchangeable common stock does not participate in the dividends of Eloqua Corporation, but instead participates in dividends of Eloqua, Inc. The exchangeable common stock is a participating security under the provisions of FASB ASC 260-10-45, Earnings Per Share, for purposes of allocating income (loss) to common stockholders and computing earnings per share on the statement of operations (note 2(y)).

The amount of equity initially allocated to the noncontrolling interest was based on the exchangeable common stockholders’ proportional share of the historical carrying amount of the net assets of Eloqua Corporation at the time that the exchangeable common stock was issued. The Company has generated consolidated losses since the issuance of the exchangeable common stock. Since the exchangeable common stock is considered to be a participating security, no allocation of the Company’s net losses has been allocated to the noncontrolling interest from its issuance through December 31, 2011, as the impact would be anti-dilutive to the calculation of loss per share.

(y) Net loss per share attributable to common stockholders

Basic net loss per share of common stock is calculated by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for a period. Because holders of the Company’s convertible preferred stock and holders of the exchangeable common stock are entitled to participate in dividends and earnings of the Company, the Company applies the two-class method in calculating our earnings per share for periods when the Company generates net income. The two-class method requires net income to be allocated between the common stockholders, exchangeable common stockholders and preferred stockholders based on their respective rights to receive dividends. Because the preferred stockholders and the exchangeable common stockholders are not contractually obligated to share in the Company’s losses, no such allocation was made for any period presented given the Company’s net losses. Diluted loss per share attributable to common stockholders adjusts the basic weighted average number of shares of common stock outstanding for the potential dilution that could occur if stock options, warrants, exchangeable common stock and convertible preferred stock were exercised or converted into common stock. Diluted loss per share attributable to common stockholders is the same as basic loss per share attributable to common stockholders for all periods presented because the effects of potentially dilutive items were anti-dilutive.

The following table presents the weighted average number of anti-dilutive shares excluded from the calculation of diluted net loss attributable to common stockholders for each period presented:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Options to purchase common stock	6,319	6,809	7,426
Common stock warrants	555	516	354
Series C preferred stock warrants	30	30	68
Exchangeable common stock	3,628	3,628	3,626
Conversion of convertible preferred stock	19,828	19,828	19,828

Total	30,360	30,811	31,302

(z) Recently Issued Accounting Standards

In 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which provides updated guidance for disclosing comprehensive income. The update is intended to increase the prominence of other comprehensive income (loss) in the financial statements. The guidance requires that the Company present components of comprehensive income in either one continuous statement or two separate but consecutive statements and no longer permits the presentation of comprehensive income in the consolidated statement of stockholders’ equity. The Company will adopt this new guidance effective January 1, 2012, as required.

In 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. A public entity is required to apply the ASU prospectively for interim and annual periods beginning after December 15, 2011. The Company expects that the adoption of ASU 2011-04 in 2012 will not have a material impact on its consolidated financial statements.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

(3) Property and Equipment

	Cost	Accumulated Depreciation and Amortization	Net Book Value
	(in thousands)
2010:
Equipment under capital leases	$2,675	$2,367	$308
Computer equipment	3,034	1,395	1,639
Software licenses	794	678	116
Furniture and fixtures	545	235	310
Leasehold improvements	1,134	639	495

Total	$8,182	$5,314	$2,868

	Cost	Accumulated Depreciation and Amortization	Net Book Value
	(in thousands)
2011:
Equipment under capital leases	$2,675	$2,675	$0
Computer equipment	4,561	2,530	2,031
Software license	986	768	218
Furniture and fixtures	730	378	352
Leasehold improvements	2,011	891	1,120

Total	$10,963	$7,242	$3,721

Long-Term Debt and Line of Credit	12 Months Ended
Dec. 31, 2011
Long-Term Debt and Line of Credit

(4) Long-Term Debt and Line of Credit

On June 15, 2009, the Company entered into a new credit facility agreement for a $5,000,000 working capital line of credit and drew down $2,000,000 on this line of credit. The line of credit bore interest at prime plus 1.0%, subject to a minimum rate of 6.0%, and was collateralized by all assets of the Company.

On December 28, 2010, the Company entered into a loan modification agreement with the lender to increase the working capital line of credit to $10,000,000 and add a $2,500,000 term loan. The company used the proceeds from the term loan to repay the $2,000,000 balance under the line of credit. The modified line of credit facility bears interest at prime plus 1.5%, subject to a minimum rate of 5.5%. The term loan bears interest at prime plus 2.0%, subject to a minimum rate of 6.0%. The line of credit and term loan are collateralized by all assets of the Company. Net of certain letters of credit outstanding, the Company has $9.5 million of available funding under the line of credit at December 31, 2011. The line of credit facility matures in December 2012. The term loan calls for monthly payments over 36 months beginning in October 2011.

In connection with the loan modification, the Company issued warrants to purchase 93,750 shares of Series C convertible preferred stock (which shares are convertible into 37,500 shares of common stock) to the lender on December 31, 2010 (note 8(c)(ii)). The fair value of the warrants on the date of issuance of approximately $76,000 results in a discount on the related debt that will be amortized over the term of the debt as additional interest expense. Subsequent changes in the fair value of the warrants will be recognized in the statement of operations each reporting period.

The long-term debt outstanding was as follows:

	As of December 31,
	2010	2011
	(in thousands)
Total debt	$2,500	$2,292
Less current portion	(208)	(834)

Long term debt	$2,292	$1,458

At December 31, 2011 future minimum payments under the term loan facility are as follows:

(in thousands)
2012	$834
2013	833
2014	625

Total	$2,292

Obligations under Capital Leases	12 Months Ended
Dec. 31, 2011
Obligations under Capital Leases

(5) Obligations under Capital Leases

	As of December 31,
	2010	2011
	(in thousands)
Computer equipment under capital leases	$321	$0
Less amounts payable within one year	(238)	0

Long-term portion	$83	$0

The Company extinguished its capital lease obligations in 2011.

Stock Option Plans	12 Months Ended
Dec. 31, 2011
Stock Option Plans

(6) Stock Option Plans

Prior to August 25, 2006, Eloqua Corporation granted options to purchase common shares under its then existing stock option plan (the “Prior Plan”). Under the Prior Plan, options to purchase common shares could be granted to employees, directors and consultants at an exercise price of not less than the market value on the effective date of the grant. Options generally vested over four years. Upon the reorganization (note 7), all outstanding options under the Prior Plan were exchanged for options under, (i) in the case of U.S. holders of options, the newly established Eloqua Limited 2006 U.S. Employee Stock Option Plan (the “2006 U.S. Employee Plan”) and (ii) in the case of all other optionholders, the newly established Eloqua Limited 2006 Stock Option Plan (the “2006 Plan”) and the Prior Plan was dissolved. The 2006 U.S. Employee Plan is restricted in number to those options granted to U.S. residents under the Prior Plan and who, pursuant to the reorganization, exchanged such options for options under the 2006 U.S. Employee Plan. Since the reorganization, the Company has and intends to continue to grant options only pursuant to the 2006 Plan. The 2006 Plan allows for options to purchase common stock to be issued to employees, directors and consultants of the Company. As of December 31, 2011, 10,054,246 shares of common stock have been reserved for issuance under the 2006 Plan, and 193,926 shares of common stock have been reserved for issuance under the 2006 U.S. Employee Plan. At December 31, 2011, there were 1,359,699 shares of common stock available for future grant under the 2006 Plan and the 2006 U.S. Employee Plan. Options generally vest 25% on the first anniversary of the date of grant and  1/36 over the following successive 36 months. Options have a maximum life of 10 years. The option exercise price shall be no less than the fair value of the common stock on the date of grant. The Company has elected the straight-line attribution method as its accounting policy for recognizing stock-based compensation expense for all awards.

Summary of weighted average assumptions used in the valuation of stock-based awards under the Black-Scholes model were as follows:

	Years Ended Dec. 31
	2009	2010	2011
Expected term	6.1 years	6.1 years	6.1 years
Volatility	76.0%	62.3%	58.5%
Risk-free interest rate	2.2%	1.9%	1.9%

The following table summarizes the stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Options outstanding, December 31, 2009	6,375,334	$1.20	5.6 years	$2,231
Granted	1,383,200	1.93
Exercised	(166,875)	1.13
Canceled, expired or forfeited	(333,997)	1.38

Options outstanding, December 31, 2010	7,257,662	$1.35	5.6 years	$13,608
Granted	1,505,800	5.65
Exercised	(360,706)	1.20
Canceled, expired or forfeited	(643,580)	1.70

Options outstanding, December 31, 2011	7,759,176	$2.15	5.5 years	$46,361

Exercisable at December 31, 2011	5,293,146	$1.33	4.0 years	$35,973

The weighted average grant date fair value of options granted during the years 2009, 2010 and 2011 was $0.98, $1.05 and $3.10, respectively. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011, was approximately $66,000, $142,000 and $1,306,000, respectively.

The Company recorded stock-based compensation expense relating to the issuance of stock options to employees of approximately $865,000, $1,068,000 and $1,687,000 during 2009, 2010, and 2011, respectively. At December 31, 2011, there was approximately $5,426,000 of total unrecognized compensation costs related to nonvested share-based compensation arrangements granted under the 2006 Plan. That cost is expected to be recognized over a weighted average period of 2.2 years. The total fair value of options vested during the years ended December 31, 2009, 2010, and 2011 was approximately $1,028,000, $1,598,000 and $1,518,000, respectively.

During 2010, the Company issued options to non-employees to purchase 46,000 shares of common stock. The options were awarded as compensation for certain advisory services to be provided to the Company and vest quarterly over a three-year period. The fair value of the options granted to non-employees is estimated each period until vesting occurs using the Black-Scholes model. The total estimated fair value of the unvested awards as of December 31, 2011 was approximately $146,000. The related compensation expense recognized during the year ended December 31, 2010, was not material to the Company’s financial statements. The related compensation expense recognized during the year ended December 31, 2011 was approximately $125,000. There were no options granted to non-employees during 2009 or 2011.

Compensation expense related to stock options granted to employees and non-employees is included in the following line items in the accompanying consolidated statement of operations for the years ended December 31, 2009, 2010, and 2011:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Cost of revenue	$57	$125	$284
Research and development expense	154	203	313
Marketing and sales	318	364	514
General and administrative	336	376	701

	$865	$1,068	$1,812

Corporate Reorganization	12 Months Ended
Dec. 31, 2011
Corporate Reorganization

(7) Corporate Reorganization

Eloqua Corporation was incorporated on January 11, 2000 under the laws of Ontario, Canada. On March 16, 2005, Eloqua Corporation completed its Series A financing and issued 12,124,650 shares of Class A Preferred Shares for net proceeds of approximately $4,668,000.

In December 2005, Eloqua Corporation raised approximately $13.1 million in a Series B financing. One of the requirements of this financing was that Eloqua Corporation would reorganize itself such that the Series B investment was being made into a parent company that was a Delaware corporation.

The Company was incorporated as a new Delaware corporation, under the name Eloqua Limited, on June 9, 2006 and pursuant to a series of transactions occurring on August 22, 2006, Eloqua Corporation was reconstituted on a tax-free basis as Eloqua Limited with Eloqua Corporation becoming its subsidiary.

Immediately following the reorganization, the Class A Preferred Shares of Eloqua Corporation were reconstituted as Series A Preferred Stock of the Company. Each common shareholder of Eloqua Corporation possessed exchangeable common shares of Eloqua Corporation, which are exchangeable under certain circumstances into designated shares of the Company, and a pro rata interest in a trust. The trust holds one share of Special Voting Stock of the Company which represents the number of votes in the Company’s common stock equal to the number of outstanding exchangeable common shares of Eloqua Corporation held by the trust.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity

(8) Stockholders’ Equity

The Company is authorized to issue 141,287,139 shares of stock, of which 90,000,000 shares are designated as Common Stock with a par value of $0.0001 and 51,287,139 shares are designated as Redeemable Convertible Preferred Stock with a par value of $0.0001 per share.

(a) Preferred Stock

The Preferred Stock carries the following designations:

(i)    12,124,650 shares are designated “Series A Preferred Stock”;

(ii)   17,678,926 shares are designated “Series B Preferred Stock”; and

(iii)  21,483,563 shares are designated “Series C Preferred Stock”.

The shares of Preferred Stock are voting and entitled to cumulative dividends, whether or not declared by the Board, at a rate per annum of $0.0461971, $0.0884533, and $0.144 calculated from the day of first issue for each of Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock, respectively. In addition, the Series A Preferred Stock is entitled to a stated dividend of $0.0680898. The Company is under no obligation to pay such accruing dividends unless declared by the Board, except (i) upon the occurrence of certain events such as liquidation, dissolution or winding up, including a sale or merger, or (ii) redemption by the holders. The Preferred Stock shall participate with the Common Stock on an as-converted basis with respect to all other dividends.

In the event of a liquidation, winding up or dissolution of the Company (a Liquidation), Holders of Series C Preferred Stock are entitled to receive in preference to the holders of Common Stock, Series A Preferred Stock and Series B Preferred Stock an amount per share equal to the greater of (i) $1.20 per share, plus all accrued (whether or not declared) but unpaid dividends and any other declared but unpaid dividends on such shares, or (ii) the amount payable as if the Series C Preferred Stock had converted into Common Stock. Holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive, on a pari passu basis, and in preference to holders of Common Stock, an amount per share equal to the greater of (i) $0.384976 for Series A Preferred Stock and $0.737111 for Series B Preferred Stock, plus all accrued (whether or not declared) but unpaid dividends and any other declared but unpaid dividends on such stocks including, in the case of Series A Preferred Stock, the stated dividend of $0.0680898, or (ii) the amount payable as if the Series A Preferred Stock and Series B Preferred Stock had converted into Common Stock. Holders of Series C Preferred Stock shall be paid accrued dividends and any other declared but unpaid dividends on a pari passu basis with payments made to the holders of the Series A Preferred Stock and Series B Preferred Stock. Thereafter, the remaining assets will be paid to holders of Common Stock. A merger, consolidation, reorganization, acquisition or other transaction, representing a material change in ownership, assets or business of the Company, would constitute an event of liquidation, winding up or dissolution of the Company.

Each share of Preferred Stock may be converted on a 2.5-for-1 basis into a share of Common Stock at any time, at the option of the holder subject to adjustment in the event of a capital reorganization or dilutive financing of the Company. Each share of Preferred Stock shall automatically convert into Common Stock immediately prior to the earlier of (i) the closing of a firm commitment underwritten public offering of shares of Common Stock at an offering price per share of at least $8.75 and aggregate proceeds (after underwriter commissions and expenses) of at least $25,000,000 (a) in the United States pursuant to an effective registration statement under the Securities Act of 1933, as amended, or (b) in Canada, pursuant to a filing or qualification of a prospectus with respect to an offering under the Securities Act (Ontario), as amended, that, if consummated, would not result in the holders of Common, Preferred or any other securities of the Company being subject to any restrictions on transfer other than as contemplated by the Stockholders’ Agreement, or (ii) the consent of holders of at least a majority of the Series A, Series B and Series C, respectively.

Under the original terms, any time after September 26, 2012, the holders of at least a majority of the Preferred Stock, voting together as a single class, on an as-converted basis, could request that the Company redeem all of the Preferred Stock. On March 26, 2012, the holders of the Series A, Series B and Series C Preferred Stock agreed to a modification of the Preferred Stock agreements to defer the redemption date until anytime after September 26, 2013. Upon receipt of the redemption request, the Company shall redeem out of funds legally available therefore at a price per share equal to the greater of (i) $0.384976 for the Series A Preferred Stock, $0.737111 for the Series B Preferred Stock and $1.20 for the Series C Preferred Stock, plus an amount equal to all accruing and stated dividends unpaid thereon (whether or not declared), or (ii) the fair market value of each such share to be payable in two annual installments. In the event the Company fails to redeem any of the outstanding shares of the Preferred Stock, the holders of the then outstanding shares of Preferred Stock shall be entitled to elect a majority of the Board of Directors.

The redemption of the Company’s redeemable convertible preferred stock is not solely within the control of the Company as the preferred stockholders could force redemption through obtaining control of the Company’s Board of Directors if the Company fails to redeem any of the outstanding shares of preferred stock. The redeemable convertible preferred stock are not currently redeemable; however, the Company has determined that it is probable that the securities will become redeemable with the passage of time. Generally accepted accounting principles require redeemable convertible preferred stock whose redemption is outside the control of the Company and which are probable of becoming redeemable to be measured at the redemption amount with the changes in the redemption value being charged over the period from the date of issuance to the earliest redemption date of the security. Changes in the value of the preferred stock classified as equity is charged against additional paid-in capital to the extent it exists, or else against accumulated deficit.

The following table summarizes the redemption values and the activity of the preferred stock for 2009, 2010, and 2011:

	Series A		Series B		Series C
	Shares	Amount	Shares	Amount	Shares	Amount
	(dollars in thousands)
Balance at December 31, 2008	12,124,650	$7,687	17,678,926	$16,667	19,766,821	$27,307
Accretion of preferred stock	0	560	0	1,564	0	2,846

Balance at December 31, 2009	12,124,650	8,247	17,678,926	18,231	19,766,821	30,153
Accretion of preferred stock	0	7,394	0	4,575	0	2,846

Balance at December 31, 2010	12,124,650	$15,641	17,678,926	$22,806	19,766,821	$32,999
Accretion of preferred stock	0	23,765	0	34,650	0	31,243

Balance at December 31, 2011	12,124,650	$39,406	17,678,926	$57,456	19,766,821	$64,242

(b) Common Stock

The Company has designated 89,999,999 shares of standard common stock (common stock) and one share of special common voting stock.

The holders of common stock are entitled to dividends only as declared by the Board after the prior payment of accrued dividends to the holders of preferred stock.

Each share of common stock shall have one vote. In the event of a liquidation, each share of common stock shall be entitled to its share of proceeds remaining after payment due under the terms and conditions of each preferred stock.

Other than the voting rights set forth below, the holder of the one share of special common voting stock shall have no rights, preferences or privileges. The holder of the one share of special common voting stock shall be entitled to that number of votes equal to the number of exchangeable common shares of Eloqua Corporation then outstanding and shall have voting rights and powers equal to the voting rights and powers of the Company’s common stock. As of December 31, 2010 and 2011, there were outstanding exchangeable common shares of Eloqua Corporation of 3,627,672 and 3,577,554, respectively, which are exchangeable into an equivalent number of shares of common stock of Eloqua, Inc. During 2011, 50,118 exchangeable common shares were converted, by the holders, into an equivalent number of shares of common stock of Eloqua, Inc.

Exchangeable Common Stock

The exchangeable common stock, by its terms, entitle their holders to rights to receive dividends, rights on liquidation and other rights economically equivalent to the Eloqua, Inc. common stock. In connection with the corporate reorganization (note 7), which resulted in the issuance of the exchangeable common stock, the Company and Eloqua Corporation entered into certain ancillary agreements and other arrangements designed to establish the economic equivalence of the exchangeable common stocks and Eloqua, Inc. common stock and provide ancillary rights to the holders of exchangeable common stocks. One of these agreements, the Voting Trust Agreement, provides that Gowlings Canada Inc. holds one share of special voting stock as trustee for, and votes such stock on instructions received from, the holders of the exchangeable common stock. Under the Voting Trust Agreement, the holders of exchangeable common stock have voting rights in the Company’s common stock substantially equivalent to the voting rights they would otherwise receive if they held Eloqua, Inc. common stock directly.

Eloqua Corporation exchangeable common stock is exchangeable for Eloqua, Inc. common stock at any time through a series of transactions contemplated in the stock provisions and an Exchange Rights Agreement between the Company and Eloqua Corporation. In certain instances, however, Eloqua Corporation, the Company or a subsidiary of the Company may have the right, but not an obligation, to satisfy the redemption obligation by delivering cash equal to the fair market value of the Eloqua, Inc. common stock, which would otherwise have been delivered.

Although holders of exchangeable common stock of Eloqua Corporation will generally determine when the stock exchange takes place, in certain circumstances, the Company will have the right to require an earlier redemption of the exchangeable common stock. Generally, an early redemption may occur if: (a) there is an event that constitutes a change of control of the Company, Eloqua Corporation or other material subsidiary; (b) the Company completes an initial public offering and, among other things, holders of a minimum of 70% in interest have not delivered a notice to Eloqua Corporation that the exchangeable common stock should not be redeemed; (c) there is a liquidation event in respect of the Company; (d) less than 30% of the exchangeable common stock issued on the certificate date of the Second Articles of Amendment remain outstanding; or (e) at least 70% in interest vote to approve or consent to such an early redemption.

(c) Warrants

The following table summarizes the warrant activity:

(i)	Standard common stock warrants:

	Warrants	Weighted average grant date value
Warrants outstanding, December 31, 2009	540,201	0.23
Granted	0
Canceled, expired or forfeited	(42,128)
Exercised	(101,507)

Warrants outstanding, December 31, 2010	396,566	$0.30
Granted	0
Canceled, expired or forfeited	0
Exercised	(81,020)

Warrants outstanding, December 31, 2011	315,546	$0.60

The warrants are exercisable immediately and upon exercise, the warrant holders receive one share of common stock of the Company. The total intrinsic value of the warrants exercised during 2010 and 2011 was approximately $125,000 and $517,000 respectively. The total intrinsic value of the warrants outstanding at December 31, 2011 is approximately $2,376,000. Twenty thousand of the outstanding warrants expire in April 2018 and the remainder expire in November 2012.

(ii)	Series C redeemable convertible preferred stock warrants:

In June 2007, in connection with the issuance of the Series C redeemable convertible preferred Stock, the Company issued warrants purchase 75,000 shares of Series C redeemable convertible preferred stock, which shares are convertible into 30,000 shares of common stock, with an exercise price of $1.20. The warrants are exercisable immediately and expire at the later of June 2014, or three years from the date of an initial public offering occurring before June 2014. On December 28, 2010, in connection with the modification of the Company’s long-term debt agreement, the Company issued warrants to purchase 93,750 shares of Series C redeemable convertible preferred stock, which shares are convertible into 37,500 shares of common stock, with an exercise price of $1.20. The warrants are exercisable immediately and expire in December 2017.

Under FASB ASC Subtopic 480-10, Distinguishing Liabilities from Equity—Overall, the warrants to purchase Series C redeemable convertible preferred stock are required to be classified as a liability at fair value on the consolidated balance sheet, with changes in fair value recognized as gains or losses on the statement of operations. The fair value of the outstanding warrants was not material prior to 2010. The following presents the change in fair value of the warrants during 2010 and 2011 (based on level 3 inputs (note 2(d)):

Estimated Fair Value
(in thousands)
December 31, 2009	$0
Issuance of warrants	76
Change in fair value of warrants	44

December 31, 2010	120
Change in fair value of warrants	264

December 31, 2011	$384

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

(9) Commitments and Contingencies

(a) Lease Commitments

As of December 31, 2011, the Company had an approximately $154,000 letter of credit outstanding in favor of its landlord for office space in Vienna, Virginia, and an approximately $79,000 letter of credit outstanding in favor of its landlord for office space in Toronto, Canada. These letters of credit renew annually and mature at various dates through November 2015.

Future aggregate minimum lease payments under noncancelable operating leases are as follows:

(in thousands)
2012	$1,624
2013	1,592
2014	1,397
2015	680
2016	0
Thereafter	0

Total minimum payments	$5,293

Total rent expense under operating leases was approximately $1,077,000, $1,268,000, and $1,563,000, for 2009, 2010, and 2011, respectively.

(b) Legal Matters

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of its business. The Company is currently involved in one lawsuit as a defendant. On May 9, 2011, iHance, Inc. filed a complaint against the Company and Eloqua Corporation, its subsidiary, in the United States District Court for the Eastern District of Virginia, alleging that the Eloqua for Microsoft Outlook product, or ELMO, infringes U.S. Patent Nos. 7,072,947 and 7,076,533 and seeking declaratory judgment of willful infringement as well as injunctive and monetary relief. On June 28, 2011, the Company filed an answer to the complaint, denying iHance’s infringement allegations and asserting a counterclaim for a declaratory judgment of non-infringement and invalidity.

From July 2006, the date of issuance of the iHance patents, to December 31, 2011, the Company generated approximately $2.7 million of revenue from sales of the ELMO product. As of December 31, 2011, the Company no longer sells the ELMO product, and the Company does not intend to sell the ELMO product in the future.

The Company has investigated the claims alleged in the complaint and believes that it has good defenses to the claims, and has not accrued a loss related to this matter as the Company does not believe that it is probable that a loss will be incurred. iHance has claimed damages in excess of the amount of revenue the Company has generated from the allegedly infringing products, but based on the information currently available to the Company — including its belief in the strength of its defenses to the plaintiff’s claims; its discontinuation of ELMO sales and the launch of its Eloqua Engage product; the amount of revenue generated by its sales of the ELMO product; and the fact that even if it were found to infringe, legal damages in patent cases are generally limited to reasonable lost profits and/or a reasonable royalty — the Company does not believe that this matter will have a material adverse effect on its business, financial position, results of operations or cash flows. Notwithstanding the fact that the Company considers a negative outcome to not be probable, and has consequently not recorded a loss contingency, the Company believes if it is not successful in defending the litigation, it is reasonably possible that a loss could be ultimately incurred in the range from a de minimis amount up to $2.7 million.

Trial on the iHance matter has been scheduled for July 2012. The Company intends to continue to vigorously defend this matter. The legal cost of this litigation is not estimable at this time, and the Company is continuing to expense the cost of the litigation as it is incurred (See Note 11 —  Subsequent Events).

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes

(9) Income Taxes

The Company is subject to U.S. federal income tax, state income tax and various foreign income taxes. The effective income tax rate for the nine months ended September 30, 2012 reflects various foreign income taxes and the non-realizable net deferred tax assets in the U.S. In assessing the Company’s ability to realize the future benefit associated with its deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets may not be realized. The ultimate realization is dependent on the generation of taxable income within the periods that those temporary differences become deductible. The Company has not recorded a valuation allowance for its non U.S. deferred tax assets due to management’s assessment that it is more-likely-than-not that the Company’s will be able to realize these tax assets.

The Company has recorded valuation allowances on the net deferred tax assets of its U.S. operations and does not anticipate recording an income tax benefit related to these deferred tax assets. The Company will reassess the realization of deferred tax assets based on accounting standards for income taxes each reporting period and will be able to reduce the valuation allowance to the extent that the financial results of these operations improve and it becomes more likely than not that the deferred tax assets are realizable.

The Company has unrecognized tax benefits of approximately $63,000 at September 30, 2012, relating to certain research incentives in foreign jurisdictions. The Company’s policy is to classify interest and penalties on uncertain tax positions as a component of tax expense. The following is a rollforward of the Company’s total gross unrecognized tax benefits during 2012.

Unrealized Tax Benefit
(in thousands)

Balance at December 31, 2011	$275
Reductions for tax positions related to prior years	(275)
Additions for tax positions related to the current year	63

Balance at September 30, 2012	$63

The company has reduced its unrecognized tax benefit for prior years due to the effective settlement of claims for research incentives after review by taxing authorities in foreign jurisdictions.

The Company has been advised by the Canada Revenue Agency that Eloqua Corporation, the Company’s Canadian subsidiary, will be examined for taxable years 2007-2010.

(10) Income Taxes

The Company’s income before taxes was taxed as indicated in the following jurisdictions:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Pretax income (loss):
Non U.S	$15,603	$1,894	$2,236
U.S.	(19,735)	(8,274)	(8,011)

Total loss before taxes	$(4,132)	$(6,380)	$(5,775)

The components of the provision for income taxes attributable to continuing operations are as follows:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Current income tax expense (benefit):
U.S. Federal	$0	$0	$0
U.S. State	65	5	10
Non U.S.	16	21	104

Total current tax provision (benefit)	81	26	114

Deferred income tax expense (benefit):
U.S. Federal	$0	$0	$0
U.S. State	0	0	0
Non U.S.	0	(4,895)	264

Total deferred tax benefit	0	(4,895)	264

Total income tax provision (benefit)	$81	$(4,869)	$378

The total provision differs from the amount that would be recorded applying the 34% U.S. federal statutory rate to income (loss) before income taxes as follows:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
U.S. Federal tax expense at statutory rates	$(1,405)	$(2,169)	$(1,963)
Effect of foreign tax rates	(2,165)	(191)	(149)
Nondeductible expense	48	84	104
Change in valuation allowance	6,046	(1,868)	2,028
Other	(355)	(237)	40
State taxes (net of Federal benefit)	(1,244)	(352)	(344)
Equity based compensation	244	333	406
Research incentives	0	(469)	(302)
Tax effect of change in subsidiary capital structure	0	0	558
Capital gain exclusion	(1,088)	0	0

	$81	$(4,869)	$378

The Company has not provided for U.S. deferred income taxes on the cumulative unremitted earnings of its non-U.S. affiliates as the Company plans to permanently reinvest cumulative unremitted foreign earnings outside the U.S. and in those jurisdictions in which the earnings were made. These cumulative unremitted earnings in 2010 and 2011 relate primarily to ongoing operations in foreign jurisdictions and are required to fund foreign operations, capital expenditures, and expansion requirements. Both the unremitted earnings and unrecognized deferred income tax liabilities are immaterial in 2010 and 2011.

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2010	2011
	(in thousands)
Current deferred tax assets:
Tax loss carryforwards	$534	$535
Tax credits	0	86
Accrued expenses	1,110	652
Other	512	479

Total current deferred tax assets	2,156	1,752

Long term deferred tax assets:
Tax loss carryforwards	13,277	14,695
Deferred research expenditures	397	1,441
Tax credits	1,093	1,396
Property and equipment	2,028	939
Other	0	310

Total long term deferred tax assets	16,795	18,781

Total deferred tax assets	$18,951	$20,533
Total long term deferred tax liabilities	(132)	(52)
Valuation allowance	(13,924)	(15,952)

Net deferred tax asset	$4,895	$4,529

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

In assessing the Company’s ability to realize the future benefit associated with its deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets may not be realized. The ultimate realization is dependent on the generation of taxable income within the periods that those temporary differences become deductible. Due to this uncertainty, management provided for a full valuation allowance against all of its deferred tax assets as of December 31, 2009. During 2010, the valuation allowance for its non-U.S. deferred tax assets was removed due to a change in management’s assessment of the Company’s ability to realize these tax assets due to changes in the nature of its foreign operations, resulting in the reduction of the valuation allowance on its non U.S. deferred tax assets of approximately $4,590,000 offset by an increase of the valuation allowances of approximately $2,722,000 on its U.S. federal and state deferred tax assets. Prior to 2009, the Company’s foreign operations had significant subscription sales that generated losses. Beginning in 2009, the primary function of the Company’s foreign operations changed to providing intercompany services to Eloqua, Inc. The contracts for these services provide that the foreign operations will be reimbursed for all costs related to the services plus a markup on those costs. This reimbursement method assures a profit on services. Although the foreign operations still incur losses on subscription sales, these losses are not expected to exceed the profits on services. Based on two years of pre-tax income from years ended December 31, 2009 and 2010 ($1.1 million (net of one-time gain of $14.5 million) and $1.9 million, respectively) and the expected profits of foreign operations from intercompany services, the Company concluded that future income from services provided by foreign operations will be sufficient to realize the deferred tax asset in 2010. The foreign pre-tax income for the year ended December 31, 2011 was $2.2 million.

As of December 31, 2011, the Company continues to provide a full valuation allowance against all of its U.S. federal and state deferred tax assets. During 2011, the valuation allowance increased by approximately $2,028,000 as a result of an increase in the Company’s U.S. federal and state deferred tax assets.

As of December 31, 2011, the Company has the following U.S. net operating tax losses available to reduce future years’ income for U.S. income tax purposes expiring in the following years:

(in thousands)
2027	$58
2028	6,487
2029	9,378
2030	9,812
2031	11,079

$36,814

As of December 31, 2011, the Company has the following Canadian net operating tax losses available to reduce future years’ income for Canadian income tax purposes expiring in the following years:

(in thousands)
2027	$6,308
2028	2,099

$8,407

Under Section 382 of the Internal Revenue Code, the Company’s ability to use its existing accumulated U.S. net operating losses in the United States may be reduced if there is a significant change in ownership of shares of the Company.

As of December 31, 2011, the Company has accumulated unclaimed Scientific Research and Experimental Development expenditures available to reduce future Canadian and Ontario taxable income of approximately $5,765,000. These amounts do not expire. In addition, it has accumulated Canadian investment tax credits of approximately $1,147,000 that are available to reduce future years’ income taxes payable and expire beginning in 2026.

The Company applies the guidance in FASB ASC Subtopic 740-10 on accounting for uncertainty in income taxes, which provides a minimum recognition threshold that a tax position is required to meet before being recognized in the financial statements. The guidance also provides standards for derecognition, measurement, and classification of the effects of a tax position, recognition of interest and penalties, and disclosure.

The Company has unrecognized tax benefits of approximately $275,000 at December 31, 2011 relating to certain Canadian investment tax credits. The Company’s policy is to classify interest and penalties on uncertain tax positions as a component of tax expense. There were no unrecognized tax benefits during 2009 and 2010. The following is a rollforward of the Company’s total gross unrecognized tax benefits:

Unrealized Tax Benefit
(in thousands)
Balance at December 31, 2009	$0
Additions for tax positions related to the current year	230

Balance at December 31, 2010	$230
Decreases for tax positions related to prior years	(30)
Additions for tax positions related to the current year	75

Balance at December 31, 2011	$275

The Company is subject to U.S. federal income tax as well as to income tax in multiple U.S. state jurisdictions for all post-2008 tax years, none of which have been examined by taxing authorities. The tax losses arising in 2007 may be reduced in determining the proper amount of net operating loss available to be carried forward. The Company’s Canadian tax filings are subject to examination for all post-2005 tax years. No prior years have been reviewed by Canadian taxing authorities. The Company is also subject to tax in the United Kingdom and Singapore for post-2007 tax years and all filings are subject to examination in those jurisdictions.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

(11) Subsequent Events

On January 24, 2012, the Company granted options to purchase 176,000 shares of common stock at an exercise price of $8.13 per share. The options vest over four years. The aggregate grant date fair value of these awards of approximately $809,300 is expected to be recognized over the vesting period.

On February 17, 2012, the Company entered into the “Second Amendment to Deed of Lease” (the “Amendment”) for its Vienna, Virginia lease. The Amendment extends the term of the lease from May 31, 2015 to May 31, 2016 and expands the space by 7,267 additional square feet. Base rent payments for the expansion space will begin in April 2012 and the total estimated additional base rent payments under the Amendment are $1,494,000.

On March 26, 2012, the Company changed its name to Eloqua, Inc.

On March 26, 2012, the holders of the Series A, Series B and Series C Preferred Stock agreed to a modification of the Preferred Stock agreements to defer the redemption date until anytime after September 26, 2013.

On May 1, 2012, the Company’s Board of Directors authorized a reverse stock split of its outstanding common stock and exchangeable common stock at a ratio of 1-for-2.5. On May 3, 2012, the effective date of the reverse stock split, (i) each 2.5 shares of outstanding common stock were reduced to one share of common stock and each 2.5 shares of exchangeable common stock were reduced to one share of exchangeable common stock; (ii) the number of shares of common stock into which each outstanding share of our Series A, B and C redeemable, convertible preferred stock, and our outstanding warrants or options to purchase common stock is exercisable were proportionately reduced; and (iii) the exercise price of each outstanding warrant or option to purchase common stock were proportionately increased. All share and per share information has been retroactively adjusted to reflect the stock split.

On July 9, 2012, the Company settled the iHance matter, and the lawsuit was dismissed on July 12, 2012 (See Note 9(b) – Legal Matters). Under the terms of the settlement, iHance granted the Company a non-exclusive, royalty-free license under its patents for the Company’s ELMO product for its existing customers for the remainder of the term for each outstanding customer agreement and covenanted not to sue the Company and its suppliers, distributors, resellers and customers for any infringement of the patents based on the making, using, offering for sale, selling or importing of the Company’s Eloqua Engage product and service. The Company agreed to pay $3,500,000 to iHance. Since the settlement occurred subsequent to the original issuance of the Company’s 2011 consolidated financial statements, there has been no adjustment made to the financial statements as a result of the settlement.

Organization and Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Organization and Significant Accounting Policies

(1) Organization and Significant Accounting Policies

(a) Company Overview

Eloqua, Inc. (the “Company”) originally commenced operations in Canada in 2000 through Eloqua Corporation. In 2006, it effected a business reorganization whereby Eloqua Corporation became a consolidated subsidiary of Eloqua Limited, a Delaware corporation. In March 2012, the Company changed its name from Eloqua Limited to Eloqua, Inc., which is the entity through which it conducts its operations in the United States.

The Company is a leading provider of on-demand Revenue Performance Management, or RPM, software solutions that are designed to enable businesses to accelerate revenue growth and improve revenue predictability by automating, monitoring and measuring their complex marketing and sales initiatives. The Company’s set of RPM solutions (the “Eloqua Platform”), is a software-as-a-service, or SaaS, platform integrating the Company’s leading marketing automation software with its revenue performance analytics suite. Marketing and sales professionals use the Eloqua Platform to move prospective buyers more efficiently through the marketing and sales funnel, identify and predict the drivers of revenue, provide insights about marketing and sales programs to senior management and more tightly align marketing and sales teams to optimize resource allocation and drive revenue growth.

The Company is headquartered in Vienna, Virginia and has a regional office in Toronto, Ontario, as well as smaller offices across the globe.

(b) Basis of Presentation

The financial information presented in the accompanying unaudited consolidated financial statements as of September 30, 2012, and for the nine month periods ended September 30, 2012 and 2011, have been prepared in accordance with rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, some information and footnote disclosures required by accounting principles generally accepted in the United States (“U.S. GAAP”) for complete financial statements have been condensed or omitted. In the opinion of management, the accompanying unaudited consolidated financial statements and notes include all adjustments necessary for a fair presentation of the consolidated financial position, results of operations and cash flows for the periods presented. The consolidated financial statements include the accounts of Eloqua, Inc. and its consolidated subsidiaries. All intercompany transactions and balances among consolidated entities have been eliminated. These unaudited consolidated financial statements should be read in conjunction with the annual audited consolidated financial statements and notes thereto.

(c) Initial Public Offering

In August 2012, the Company completed its initial public offering (“IPO”) whereby it sold and issued 8,200,000 shares of common stock, including 1,200,000 shares of common stock sold pursuant to the exercise of the underwriters’ option to purchase additional shares, which were sold at a price of $11.50 per share before underwriting discounts and commissions. The offering generated net proceeds to the Company of approximately $87.7 million, after deducting underwriting discounts and commissions but before estimated offering expenses of approximately $3.5 million. The Company’s common stock is traded on the NASDAQ Global Market.

As part of the offering, an additional 1,000,000 shares of common stock were sold by certain existing stockholders at a price of $11.50 per share before underwriting discounts and commissions. The Company did not receive any of the proceeds from the sale of such shares by the selling stockholders.

Upon the closing of the offering, each share of Series A, B, and C preferred stock was converted into common stock on a 2.5-for-1 basis, and each share of exchangeable common stock was converted into one share of common stock, and the warrants to purchase Series C preferred stock were converted into common stock warrants (See Note 4-Preferred Stock, Note 5-Warrants and Note 6-Noncontrolling Interest).

(d) Fair Value of Financial Instruments

Fair value represents the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on the following three levels of inputs, of which the first two are considered observable and the last one is considered unobservable:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Inputs other than unadjusted quoted prices in active markets included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities on the consolidated balance sheets approximate their fair value due to their short-term maturity.

For the nine months ended September 30, 2012, the Company’s warrants to purchase shares of Series C convertible preferred stock, which are now warrants to purchase shares of common stock, were measured using unobservable inputs that required a high level of judgment to determine fair value, and thus were classified as Level 3 inputs. The fair value of the warrants were estimated using a Black Scholes option pricing model (See Note 5–Warrants).

(e) Revenue Recognition

The Company derives its revenue from four sources: (i) subscription revenue relating to subscription fees from customers accessing its on-demand application service; (ii) customer support beyond the standard support that is included in the basic subscription fee; (iii) installation and deployment services; and (iv) other professional service revenue from consultation and training fees. The Company provides its on-demand application as a service and follows the provisions of FASB ASC Subtopic 605-25, Revenue Recognition – Multiple-Element Arrangements (“ASC 605-25”). The Company recognizes revenue when all of the following conditions are met:

(i)	There is persuasive evidence of an arrangement;

(ii)	The service has been provided to the customer;

(iii)	The collection of the fees is reasonably assured; and

(iv)	The amount of fees to be paid by the customer is fixed or determinable.

The Company’s arrangements do not contain general rights of return.

The Company adopted the provisions of FASB ASU 2009-13, Revenue Recognition (“Topic 605”): Multiple-Deliverable Revenue Arrangements (EITF Issue No. 08-1, Revenue Arrangements with Multiple Deliverables) with respect to its multiple-element arrangements entered into or significantly modified on or after January 1, 2011. ASU 2009-13 amends ASC 605-25 to eliminate the requirement that all undelivered elements have vendor specific objective evidence of selling price (“VSOE”) or third party evidence of selling price (“TPE”) before an entity can recognize the portion of an overall arrangement fee that is attributable to items that already have been delivered.

In the absence of VSOE and TPE for one or more delivered or undelivered elements in a multiple-element arrangement, the Company estimates the selling prices of those elements. The overall arrangement fee of the Company’s multiple element arrangements are allocated to each element (both delivered and undelivered items) based on their relative selling prices, regardless of whether those selling prices are evidenced by VSOE or TPE or are based on the entity’s estimated selling price.

The Company is not able to demonstrate VSOE or TPE of selling price with respect to its subscription services. The Company does not have sufficient instances of separate sales of subscriptions nor is it able to demonstrate sufficient pricing consistency with respect to such sales. The Company also considers that no other vendor sells similar subscriptions given the unique nature and functionality of its service offering, and therefore has determined that it is not able to establish TPE of its selling price. Accordingly, the Company has determined the best estimated selling price based on the following:

•

Expected discounts from the list price for each service offering, which represents a component of the Company’s current go-to-market strategy, as established by senior management taking into consideration factors such as the competitive and economic environment.

•	An analysis of the historical pricing with respect to both of the Company’s bundled and standalone subscription arrangements.

The Company has established VSOE of selling price for its professional services based on an analysis of separate sales of such services.

The Company’s multiple-element arrangements include the sale of a subscription with one or more associated professional service offerings, each of which are individually considered separate units of accounting. The Company allocated revenue to each element in a multiple-element arrangement based upon the relative selling price of each deliverable.

Subscription and support revenue is recognized ratably over the contract terms beginning on the activation date of each contract. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria has been met.

Consulting services, including professional services and training have a stand-alone value from the related subscription services. Professional services, including implementation services and other standard professional services are generally provided under fixed price, short-term arrangements. These services are generally performed beginning at the point of subscription activation and spanning over periods of approximately 60, 90, or 120 days, depending on the nature of the services. Revenues relating to these services are recognized ratably over the period that the services are provided. Certain other standard professional service and non-standard professional service arrangements include customer acceptance provisions. Services provided under arrangements that include customer acceptance provisions are generally provided under fixed price, short-term arrangements, and the revenue is deferred and recognized upon customer acceptance of the service deliverable. Training revenue is recognized after the service has been performed. Revenue related to our user conference is recognized upon completion of the conference.

(f) Comprehensive Income

There was no difference between the net loss presented in the consolidated statements of operations and the comprehensive net loss for the nine months ended September 30, 2012 or 2011.

(g) Net loss per share attributable to common stockholders

The weighted average shares and share equivalents used to calculate basic and diluted loss per share for the nine months ended September 30, 2012 and 2011 are presented on the consolidated statements of operations. Basic net loss per share of common stock is calculated by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for a period. Prior to the Company’s initial public offering, because holders of the Company’s convertible preferred stock and holders of the exchangeable common stock were entitled to participate in dividends and earnings of the Company, the Company applied the two-class method in calculating its earnings per share for periods when the convertible preferred stock and the exchangeable common stock were outstanding. The two-class method requires net income to be allocated between the common stockholders, exchangeable common stockholders and preferred stockholders based on their respective rights to receive dividends. Because the preferred stockholders and the exchangeable common stockholders were not contractually obligated to share in the Company’s losses, no such allocation was made for any period presented given the Company’s net losses. Diluted loss per share attributable to common stockholders adjusts the basic weighted average number of shares of common stock outstanding for the potential dilution that could occur if stock options, warrants, exchangeable common stock and convertible preferred stock were exercised or converted into common stock. Diluted loss per share attributable to common stockholders is the same as basic loss per share attributable to common stockholders for all periods presented because the effects of potentially dilutive items were anti-dilutive.

The following table presents the weighted average number of anti-dilutive shares excluded from the calculation of diluted net loss attributable to common stockholders for each period presented:

	Nine Months Ended September 30,
	2011	2012
	(in thousands)

Options to purchase common stock	6,754	7,872
Common stock warrants	532	266
Series C preferred stock warrants	30	68
Exchangeable common stock	3,627	2,849
Conversion of convertible preferred stock	19,828	15,920

Total	30,771	26,975

(h) Reverse Stock split

On May 1, 2012, the Company’s Board of Directors (the “Board”) authorized a reverse stock split of its outstanding common stock and exchangeable common stock at a ratio of 1-for-2.5. On May 3, 2012, the effective date of the reverse stock split, (i) each 2.5 shares of outstanding common stock were reduced to one share of common stock and each 2.5 shares of exchangeable common stock were reduced to one share of exchangeable common stock; (ii) the number of shares of common stock into which each outstanding share of our Series A, B and C redeemable, convertible preferred stock, and the outstanding warrants or options to purchase common stock is exercisable were proportionately reduced; and (iii) the exercise price of each outstanding warrant or option to purchase common stock were proportionately increased. All share and per share information in the accompanying consolidated financial statements has been retroactively adjusted to reflect the stock split.

Stock Option Plans	9 Months Ended
Sep. 30, 2012
Stock Option Plans

(2) Stock Option Plans

At September 30, 2012, the Company had three stock-based compensation plans: the 2006 Employee Stock Option Plan (the “2006 U.S. Employee Plan”), the 2006 Stock Option Plan (the “2006 Plan”) and the 2012 Stock Option and Incentive Plan (the “2012 Plan”).

The 2006 U.S. Employee Plan is restricted in number to those stock options granted to U.S. residents prior to the 2006 reorganization whereby Eloqua Corporation became a consolidated subsidiary of Eloqua Limited (now Eloqua, Inc.).

The 2006 Plan provided for the issuance of incentive and non-qualified stock options to the Company’s employees, directors and consultants of the Company. In conjunction with the effectiveness of the 2012 Plan, the Company’s Board of Directors (the “Board”) voted that no further awards may be granted under the 2006 Plan.

In 2012, the Board and stockholders adopted the 2012 Plan, which became effective in August 2012 upon the Company’s initial public offering. The 2012 Plan provides for the issuance of incentive and non-qualified stock options, restricted stock, and other stock-based awards to full or part-time officers, employees, non-employee directors and other key persons (including consultants and prospective employees) as selected from time to time by the Company’s compensation committee at its discretion. In connection with the approval of the 2012 Plan, the Company reserved 3,750,000 shares of common stock for the issuance of awards under the 2012 Plan (including an aggregate of 398,806 shares previously reserved for future issuance under the 2006 Plan and the 2006 U.S. Employee Plan, which shares were added to the shares reserved under the 2012 Plan). The 2012 Plan provides that the number of shares reserved and available for issuance under the 2012 Plan will automatically increase each January 1, beginning in 2013 by 4% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31 or such lesser number of shares as determined by the compensation committee on or prior to such immediately preceding December 31. This number is subject to adjustment in the event of a stock split, stock dividend or other change in the Company’s capitalization. The shares of common stock underlying any awards that are forfeited, canceled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by the Company prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) under the 2012 Plan, the 2006 Plan and the 2006 U.S. Employee Plan are added back to the shares of common stock available for issuance under the 2012 Plan.

The Company has elected the straight-line attribution method as its accounting policy for recognizing stock-based compensation expense for all awards.

Summary of the weighted average assumptions used in the valuation of stock-based awards under the Black-Scholes model are as follows:

	Nine Months Ended September 30,
	2011	2012
Expected term (years)	6.1	6.03
Volatility	58.51%	57.98%
Risk-free interest rate	1.96%	1.50%
Dividend yield	0	0

The following table summarizes the stock option activity for the nine months ended September 30, 2012:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)

Options outstanding, December 31, 2011	7,759,176	$2.15	5.5 years	$46,361
Granted	1,357,120	9.61
Exercised	(1,125,030)	1.18
Canceled, expired or forfeited	(298,297)	4.12

Options outstanding at September 30, 2012	7,692,969	$3.07	6.3 years	$128,319

Options exercisable at September 30, 2012	4,990,463	$1.74	4.9 years	$89,878

The weighted average grant date fair value of options granted during the nine months ended September 30, 2012 was $5.26. The total intrinsic value of options exercised during the nine months ended September 30, 2012 was approximately $8,714,000.

The Company recorded stock-based compensation expense relating to the stock options of approximately $2,275,000 and $1,130,000 during the nine months ended September 30, 2012 and 2011, respectively. At September 30, 2012, there was approximately $9,509,000 of total unrecognized compensation costs that is expected to be recognized over a weighted average period of 1.73 years.

Employee Stock Purchase Plan	9 Months Ended
Sep. 30, 2012
Employee Stock Purchase Plan

(3) Employee Stock Purchase Plan

On August 2, 2012, the Company launched a ten year Employee Stock Purchase Plan (“ESPP”) to all active employees. The ESPP is to be administered by the Board or a committee thereof. The total number of shares available for purchase under the ESPP is 760,000 shares of the Company’s common stock. Eligible employees can enroll and elect to contribute up to 10% of their compensation through payroll withholdings in each offering period. Each offering period is six months, with the exception of the initial offering period which commenced in August 2012 upon the date of the Company’s initial public offering and ended on October 31, 2012. The purchase price of the stock is the lower of 85% of the fair market value on the first day of the offering period or the fair market value on the purchase date. No participant will be granted a right to purchase stock under the ESPP if such participant would own more than 5% of the total combined voting power. In addition, no participant may purchase more than 1,200 shares of stock within any purchase period other than the initial offering period, for which the maximum is 3,000 shares. An employee may withdraw from participation in any offering with written notice no later than the 20th day prior to the end of the offering period.

The assumptions used to value employee stock purchase rights under the Black-Scholes model during the nine months ended September 30, 2012 were as follows:

Nine Months Ended September 30, 2012

Expected term (years)	0.25
Volatility	42%
Risk-free interest rate	0.11%
Dividend yield	0

For the nine months ended September 30, 2012, the Company recorded stock-based compensation expense relating to the ESPP of approximately $76,000.

Preferred Stock	9 Months Ended
Sep. 30, 2012
Preferred Stock

(4) Preferred Stock

Upon the closing of the Company’s initial public offering, each share of Series A, B, and C Preferred Stock was converted into Common Stock on a 2.5-for-1 basis.

The following table summarizes the redemption values and the activity of the preferred stock for the nine months ended September 30, 2012:

	Series A		Series B		Series C
	Shares	Amount	Shares	Amount	Shares	Amount
	(dollars in thousands)
Balance at December 31, 2011	12,124,650	$39,406	17,678,926	$57,456	19,766,821	$64,242
Accretion of dividends on preferred stock	0	16,368	0	23,867	0	26,685
Conversion to common stock	(12,124,650)	(55,774)	(17,678,926)	(81,323)	(19,766,821)	(90,927)

Balance at September 30, 2012	0	$0	0	$0	0	$0

Warrants	9 Months Ended
Sep. 30, 2012
Warrants

(5) Warrants

Prior to the completion of the initial public offering, the Company had outstanding warrants to purchase shares of the Series C redeemable convertible preferred stock. In connection with the initial public offering, these warrants were converted into warrants to purchase 67,500 shares of common stock at an exercise price of $3.00 per share, which are exercisable immediately. Warrants to purchase 30,000 shares of common stock expire in August 2015, and warrants to purchase 37,500 shares of common stock expire in December 2017.

Under FASB ASC Subtopic 480-10, Distinguishing Liabilities from Equity – Overall, the warrants to purchase Series C redeemable convertible preferred stock were required to be classified as a liability at fair value on the consolidated balance sheets, with changes in fair value recognized as gains or losses on the consolidated statements of operations. The warrants to purchase Series C redeemable preferred stock were recorded at their fair value up to the date of their conversion into warrants to purchase common stock in connection with the offering. Upon the conversion, the liability related to the warrants to purchase Series C redeemable preferred stock was reclassified to equity and will cease to be measured at fair value.

The changes in the fair value of the Series C preferred stock warrants through the date of the conversion into warrants to purchase common stock are summarized below:

	Nine Months Ended September 30,
	2011	2012
	(in thousands)

Beginning fair value	$120	$384
Change in fair value recorded through the statement of operations	213	189

Ending fair value	$333	$573

The following assumptions were used to value the Series C preferred stock warrants immediately prior to their conversion into warrants to purchase common stock: expected term – ranging from 3 and 5.25 years; volatility – ranging from 47.05% to 56.41%; risk free interest rate – ranging from 0.31% to 6.62%; zero dividend yield.

Noncontrolling Interest	9 Months Ended
Sep. 30, 2012
Noncontrolling Interest

(6) Noncontrolling Interest

Prior to the completion of the Company’s initial public offering, Eloqua, Inc. held the majority voting interest of its subsidiary, Eloqua Corporation. Eloqua Corporation had outstanding certain common stock (exchangeable common stock) held by parties other than Eloqua, Inc. Eloqua Corporation’s exchangeable common stock was convertible into shares of Eloqua, Inc. common stock, at any time, at the option of the holder. In connection with the closing of the offering, all outstanding exchangeable common shares (3,577,554 shares) were converted into an equivalent number of shares of the Eloqua, Inc. common stock.

The exchangeable common stock, by its terms, entitled their holders to rights to receive dividends, rights on liquidation, voting rights, and other rights economically equivalent to the Eloqua, Inc. common stock. However, in legal form, the exchangeable common stock represented shares of the Company’s subsidiary, Eloqua Corporation. Accordingly, the Company had classified the exchangeable common stock as a noncontrolling interest on the consolidated balance sheets, based on the provisions of FASB Statement No. 160 (FASB ASC Topic 810-10, Consolidation). In connection with the conversion of the exchangeable common stock into shares of Eloqua, Inc., the remaining noncontrolling interest on the consolidated balance sheets was reclassified into equity of Eloqua, Inc., and the noncontrolling interest ceased to exist.

Long-Term Debt and Line of Credit	9 Months Ended
Sep. 30, 2012
Long-Term Debt and Line of Credit

(7) Long-Term Debt and Line of Credit

On June 15, 2012, the Company entered into a Second Loan Modification Agreement (the “Modification”) to its 2009 Loan and Security Agreement with a commercial bank (the “Loan Agreement”). The Modification amended the rate to which the term loan was subject to prime plus 1.5% from prime plus 2.0%, and amended the rate to which the line of credit was subject to prime plus 1.0% from a rate of prime plus 1.5%. Additionally, the Modification amended certain reporting covenants to require the Company to submit quarterly reporting and maintain certain minimum revenue requirements.

On August 21, 2012, the Company made a final payment of approximately $1.8 million pursuant to the term loan and terminated the Loan Agreement.

Legal Matters	9 Months Ended
Sep. 30, 2012
Legal Matters

(8) Legal Matters

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of its business. During the first seven months of 2012, the Company was involved in one lawsuit as a defendant. On May 9, 2011, iHance, Inc. filed a complaint against the Company and Eloqua Corporation, its subsidiary, in the United States District Court for the Eastern District of Virginia, alleging that the Eloqua for Microsoft Outlook product, or ELMO, infringes U.S. Patent Nos. 7,072,947 and 7,076,533 and seeking declaratory judgment of willful infringement as well as injunctive and monetary relief. Trial on the iHance matter was scheduled for July 2012; however, on July 9, 2012, the Company settled the iHance matter, and the lawsuit was dismissed on July 12, 2012. Under the terms of the settlement, iHance granted the Company a non-exclusive, royalty-free license under its patents for the Company’s ELMO product for its existing customers for the remainder of the term for each outstanding customer agreement and covenanted not to sue the Company and its suppliers, distributors, resellers and customers for any infringement of the patents based on the making, using, offering for sale, selling or importing of the Company’s Eloqua Engage product. In July 2012, the Company paid $3,500,000 to iHance, the full amount of which has been included as a Litigation Settlement expense in the Company’s consolidated statements of operations for the nine month ended September 30, 2012.

Recently Adopted Accounting Standards	9 Months Ended
Sep. 30, 2012
Recently Adopted Accounting Standards
(10)	Recently Adopted Accounting Standards

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which provides updated guidance for disclosing comprehensive income. The update is intended to increase the prominence of other comprehensive income (loss) in the financial statements. The guidance requires that the Company present components of comprehensive income in either one continuous statement or two separate but consecutive statements, and no longer permits the presentation of comprehensive income in the consolidated statements of stockholders’ equity. The Company adopted this new guidance effective January 1, 2012, as required. The Company has no other comprehensive income to report and, therefore, there was no impact on its consolidated financial statements as a result of adopting this new Standard.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The Company adopted this new guidance effective January 1, 2012, as required. The Company’s adoption of this new guidance did not have a material impact on its consolidated financial statements.

SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	9 Months Ended
Sep. 30, 2012
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
	(In thousands)
Year ended December 31, 2009:
Allowance for doubtful accounts	$1,400	$480	$—	$818	$1,062
Deferred tax asset valuation allowance	$9,747	$6,044	$—	$—	$15,791
Year ended December 31, 2010:
Allowance for doubtful accounts	$1,062	$404	$—	$516	$950
Deferred tax asset valuation allowance	$15,791	$(1,867)	$—	$—	$13,924
Year ended December 31, 2011:
Allowance for doubtful accounts	$950	$426	$—	$651	$725
Deferred tax asset valuation allowance	$13,924	$2,028	$—	$—	$15,952

Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation

(a) Basis of Presentation

These consolidated financial statements include the accounts of the Company and subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

Use of Estimates

(b) Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and disclosures in the Company’s financial statements and notes thereto. Significant estimates and assumptions made by management include valuation allowances for receivables and deferred tax assets, application of appropriate revenue recognition standards, estimated useful lives of property and equipment, and share-based compensation. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions. Actual results could differ from those estimates.

Cash and Cash Equivalents

(c) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are recorded at cost, which approximates fair market value.

Fair Value of Financial Instruments

(d) Fair Value of Financial Instruments

Fair value represents the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on the following three levels of inputs, of which the first two are considered observable and the last one is considered unobservable:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Inputs other than unadjusted quoted prices in active markets included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Unobservable inputs that require the Company to use present value and other valuation techniques in the determination of fair value.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities on the consolidated balance sheets approximate their fair value due to their short-term maturity.

For the nine months ended September 30, 2012, the Company’s warrants to purchase shares of Series C convertible preferred stock, which are now warrants to purchase shares of common stock, were measured using unobservable inputs that required a high level of judgment to determine fair value, and thus were classified as Level 3 inputs. The fair value of the warrants were estimated using a Black Scholes option pricing model (See Note 5–Warrants).

(d) Fair Value of Financial Instruments

The Company applies the principles of FASB Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures, to all financial and non-financial assets and liabilities. Statement 157 defines “fair value” in the context of accounting and financial reporting and establishes a framework for measuring fair value under generally accepted accounting standards. As of December 31, 2011, the Company did not have any significant nonfinancial assets or liabilities measured or disclosed at fair value for which the provisions of ASC 820 have been applied.

The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•	Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access at the measurement date.

•	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3—Unobservable inputs.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and short-term and long-term debt. The carrying values of cash and cash equivalents, accounts receivable, and accounts payable on the consolidated balance sheet approximate their fair value, based on their short-term nature. The carrying value of the Company’s long-term debt at December 31, 2011 approximates fair value based on discounted cash flow analyses using appropriate current discount rates (Level 2 within the fair value hierarchy).

At December 31, 2011, the Company’s warrants to purchase Series C convertible preferred stock were measured using unobservable inputs that required a high level of judgment to determine fair value, and thus were classified as Level 3 inputs (note 8(c)(ii)). The fair value of the warrants was estimated using a Black-Scholes options pricing model. The following assumptions were used at December 31, 2011 to value the warrants that were issued in June 2007 to purchase 75,000 shares of Series C convertible preferred stock: risk-free rate of 0.36%; estimated volatility of 58.61%; term of 3.0 years; and zero dividend yield. The following assumptions were used to value the warrants issued on December 28, 2010 to purchase 93,750 shares of Series C convertible preferred stock: risk-free rate of 1.35%; estimated volatility of 58.60%; term of 6.0 years; and zero dividend yield.

Accounts Receivable and Significant Customers

(e) Accounts Receivable and Significant Customers

Accounts receivable represent amounts due from customers. No single customer accounted for more than 10% of the total accounts receivable as of December 31, 2010 and 2011, and no single customer accounted for more than 10% of total revenue during 2009, 2010 or 2011.

Concentration of Credit Risk

(f) Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentration of credit risk consist primarily of cash and cash equivalents and trade account receivables. The Company maintains an allowance for doubtful accounts receivable based upon historical loss patterns, the number of days billings past due and an evaluation of the potential risk of loss associated with specific accounts.

Investment Tax Credits

(g) Investment Tax Credits

The Company claims investment tax credits in Canada arising from qualifying scientific research and experimental development expenditures. Certain refundable claims resulting from qualifying costs do not have characteristics of income tax benefits, and are recorded as a reduction of research and development expenses. Nonrefundable investment tax credits are recorded as a reduction of income tax expense.

The claims prepared by management are subject to review by the Canada Revenue Agency and the relevant provincial ministries and, as a result, reported amounts may change if any adjustments are made upon review.

The Company recognizes the investment tax credits when a reasonable estimate can be made. In 2009, 2010 and 2011, net refundable investment tax credits of approximately $39,000, $420,000 and $179,000, respectively, were recognized in the consolidated financial statements. As of December 31, 2011, the Company has accumulated refundable credits recognized, but not received, of approximately $304,000.

Deferred Commissions

(h) Deferred Commissions

Deferred commissions are the incremental costs that are directly associated with subscription contracts with customers and consist of sales commissions paid to the Company’s direct sales force. Commission charges are deferred and amortized over the terms of the related customer contracts consistent with the related subscription revenue. Amortization of deferred commissions is included in marketing and sales expense in the accompanying consolidated statements of operations.

Property and Equipment

(i) Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization and are amortized over their estimated useful lives as follows:

	Basis	Useful Life
Equipment under capital leases	Straight line method	Shorter of useful life or term of lease
Computer equipment	Straight line method	3 years
Software licenses	Straight line method	3 years
Furniture and fixtures	Straight line method	5 years
Leasehold improvements	Straight line method	Shorter of useful life or term of lease

Impairment of Long-Lived Assets

(j) Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets in accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment—Overall. Long-lived assets are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. If such review indicates that the carrying amount of long-lived assets is not recoverable from future undiscounted cash flows, the carrying amount of such assets is reduced to the lower of the carrying value or fair value.

In addition to the recoverability assessment, the Company routinely reviews the remaining estimated lives of its long-lived assets. Any reduction in the useful life assumption will result in increased depreciation and amortization expense in the period when such determinations are made, as well as in subsequent periods. There was no impairment of long-lived assets during 2009, 2010 or 2011.

Capital Leases

(k) Capital Leases

Computer equipment leases are capitalized when the Company assumes substantially all risks and benefits of ownership of the computer equipment. Accordingly, the Company records the asset and obligation at an amount equal to the lesser of the fair market value of the computer equipment or the net present value of the minimum lease payments at the beginning of the lease.

Leased computer equipment is amortized using the straight-line basis over the shorter of its estimated useful life or the lease term.

Deferred Tax Assets and Liabilities

(l) Deferred Tax Assets and Liabilities

Income taxes are accounted for under the asset and liability method, under which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. To the extent that it is not considered to be more likely than not that a deferred tax asset will be realized, a valuation allowance is established. The Company applies the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48) (included in FASB ASC Subtopic 740-10, Income Taxes—Overall), which provides guidance related to the accounting for uncertain tax positions. In accordance with FIN 48, the Company only recognizes the tax benefit from an uncertain tax position if it is more-likely than-not that the tax position will be sustained on examination.

Revenue Recognition

(e) Revenue Recognition

The Company derives its revenue from four sources: (i) subscription revenue relating to subscription fees from customers accessing its on-demand application service; (ii) customer support beyond the standard support that is included in the basic subscription fee; (iii) installation and deployment services; and (iv) other professional service revenue from consultation and training fees. The Company provides its on-demand application as a service and follows the provisions of FASB ASC Subtopic 605-25, Revenue Recognition – Multiple-Element Arrangements (“ASC 605-25”). The Company recognizes revenue when all of the following conditions are met:

(i)	There is persuasive evidence of an arrangement;

(ii)	The service has been provided to the customer;

(iii)	The collection of the fees is reasonably assured; and

(iv)	The amount of fees to be paid by the customer is fixed or determinable.

The Company’s arrangements do not contain general rights of return.

The Company adopted the provisions of FASB ASU 2009-13, Revenue Recognition (“Topic 605”): Multiple-Deliverable Revenue Arrangements (EITF Issue No. 08-1, Revenue Arrangements with Multiple Deliverables) with respect to its multiple-element arrangements entered into or significantly modified on or after January 1, 2011. ASU 2009-13 amends ASC 605-25 to eliminate the requirement that all undelivered elements have vendor specific objective evidence of selling price (“VSOE”) or third party evidence of selling price (“TPE”) before an entity can recognize the portion of an overall arrangement fee that is attributable to items that already have been delivered.

In the absence of VSOE and TPE for one or more delivered or undelivered elements in a multiple-element arrangement, the Company estimates the selling prices of those elements. The overall arrangement fee of the Company’s multiple element arrangements are allocated to each element (both delivered and undelivered items) based on their relative selling prices, regardless of whether those selling prices are evidenced by VSOE or TPE or are based on the entity’s estimated selling price.

The Company is not able to demonstrate VSOE or TPE of selling price with respect to its subscription services. The Company does not have sufficient instances of separate sales of subscriptions nor is it able to demonstrate sufficient pricing consistency with respect to such sales. The Company also considers that no other vendor sells similar subscriptions given the unique nature and functionality of its service offering, and therefore has determined that it is not able to establish TPE of its selling price. Accordingly, the Company has determined the best estimated selling price based on the following:

•

Expected discounts from the list price for each service offering, which represents a component of the Company’s current go-to-market strategy, as established by senior management taking into consideration factors such as the competitive and economic environment.

•	An analysis of the historical pricing with respect to both of the Company’s bundled and standalone subscription arrangements.

The Company has established VSOE of selling price for its professional services based on an analysis of separate sales of such services.

The Company’s multiple-element arrangements include the sale of a subscription with one or more associated professional service offerings, each of which are individually considered separate units of accounting. The Company allocated revenue to each element in a multiple-element arrangement based upon the relative selling price of each deliverable.

Subscription and support revenue is recognized ratably over the contract terms beginning on the activation date of each contract. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria has been met.

Consulting services, including professional services and training have a stand-alone value from the related subscription services. Professional services, including implementation services and other standard professional services are generally provided under fixed price, short-term arrangements. These services are generally performed beginning at the point of subscription activation and spanning over periods of approximately 60, 90, or 120 days, depending on the nature of the services. Revenues relating to these services are recognized ratably over the period that the services are provided. Certain other standard professional service and non-standard professional service arrangements include customer acceptance provisions. Services provided under arrangements that include customer acceptance provisions are generally provided under fixed price, short-term arrangements, and the revenue is deferred and recognized upon customer acceptance of the service deliverable. Training revenue is recognized after the service has been performed. Revenue related to our user conference is recognized upon completion of the conference.

(m) Revenue Recognition

The Company derives its revenue from four sources:    (i) subscription revenue relating to subscription fees from customers accessing its on-demand application service; (ii) customer support beyond the standard support that is included in the basic subscription fee; (iii) installation and deployment services; and (iv) other professional service revenue from consultation and training fees. The Company provides its on-demand application as a service and follows the provisions of FASB ASC Subtopic 605-25, Revenue Recognition — Multiple-Element Arrangements. The Company recognizes revenue when all of the following conditions are met:

(i)    There is persuasive evidence of an arrangement;

(ii)    The service has been provided to the customer;

(iii)    The collection of the fees is reasonably assured; and

(iv)    The amount of fees to be paid by the customer is fixed or determinable.

The Company’s arrangements do not contain general rights of return.

The Company adopted the provisions of FASB ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements (EITF Issue No. 08-1, Revenue Arrangements with Multiple Deliverables) with respect to its multiple-element arrangements entered into or significantly modified on or after January 1, 2011. ASU 2009-13 amends ASC 605-25 to eliminate the requirement that all undelivered elements have vendor specific objective evidence of selling price (VSOE) or third party evidence of selling price (TPE) before an entity can recognize the portion of an overall arrangement fee that is attributable to items that already have been delivered.

In the absence of VSOE and TPE for one or more delivered or undelivered elements in a multiple-element arrangement, the Company estimates the selling prices of those elements. The overall arrangement fee of the Company’s multiple element arrangements are allocated to each element (both delivered and undelivered items) based on their relative selling prices, regardless of whether those selling prices are evidenced by VSOE or TPE or are based on the entity’s estimated selling price.

The Company is not able to demonstrate VSOE or TPE of selling price with respect to its subscription services. The Company does not have sufficient instances of separate sales of subscriptions nor is it able to demonstrate sufficient pricing consistency with respect to such sales. The Company also considers that no other vendor sells similar subscriptions given the unique nature and functionality of its service offering, and therefore has determined that it is not able to establish TPE of selling price. Therefore, the Company has determined the best estimated selling price based on the following:

•

Expected discounts from the list price for each service offering, which represents a component of the Company’s current go-to-market strategy, as established by senior management taking into consideration factors such as the competitive and economic environment.

•	An analysis of the historical pricing with respect to both of the Company’s bundled and standalone subscription arrangements.

The Company has established VSOE of selling price for its professional services based on an analysis of separate sales of such services.

The Company’s multiple-element arrangements includes the sale of a subscription with one or more associated professional service offerings, each of which are individually considered separate units of accounting. The Company allocated revenue to each element in a multiple-element arrangement based upon the relative selling price of each deliverable.

Subscription and support revenue is recognized ratably over the contract terms beginning on the activation date of each contract. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria have been met.

Consulting services, including professional services and training have stand alone value from the related subscription services. Professional services, including implementation services and other standard professional services are generally provided under fixed price, short-term arrangements. These services are generally performed beginning at the point of subscription activation and spanning over periods of approximately 60, 90, or 120 days, depending on the nature of the services. Revenues relating to these services are recognized ratably over the period that the services are provided. Certain other standard professional service and non-standard professional service arrangements include customer acceptance provisions. Services provided under arrangements that include customer acceptance provisions are generally provided under fixed price, short-term arrangements, and the revenue is deferred and recognized upon customer acceptance of the service deliverable. Training revenue is recognized after the service has been performed. Revenue related to our user conference is recognized upon completion of the conference.

Prior to the adoption of ASU 2009-13, fees for consulting services that did not qualify for separate accounting because VSOE or TPE of fair value did not exist, were recognized ratably over the remaining term of the subscription contract.

Prior to the adoption of ASU 2009-13, when subcontractors were used to provide all or a portion of consulting services, the Company deferred the direct and incremental subcontracting costs related to the consulting arrangement and amortized those costs over the same time period as the consulting revenue was recognized, which generally was over the term of the related subscription period. After adoption of ASU 2009-13, subcontractor costs are recognized as those services are performed, which coincides with the period over which the consulting service revenue is recognized. These deferred costs are included in deferred commissions and other deferred costs on the consolidated balance sheet.

The adoption of ASU 2009-13 results in more professional services fees being recognized as revenue as those services are performed. Previously, a substantial portion of the professional service fees had been deferred and recognized over the remaining term of the related subscription services arrangement. During 2011, the Company recognized approximately $2.2 million more of professional services revenue than would have been recognized prior to the adoption of ASU 2009-13. During 2011, the Company recognized approximately $0.7 million more of subcontractor costs than would have been recognized prior to the adoption of ASU 2009-13. Net loss during 2011 would have been higher by approximately $1.5 million prior to the adoption of ASU 2009-13.

Deferred Revenue

(n) Deferred Revenue

Deferred revenue primarily consists of billings or payments received in advance of revenue recognition from the Company’s subscription services described above and is recognized as the revenue recognition criteria are met. The Company generally invoices its customers in annual or quarterly installments. Deferred revenue also includes certain deferred professional services fees which are recognized as revenue ratably over the subscription contract term. The Company defers the professional service fees in situations where the professional services and subscription contracts are accounted for as a single unit of accounting. Deferred revenue that will be recognized during the succeeding 12-month period is recorded as current deferred revenue and the remaining portion is recorded as noncurrent.

Cost of Revenue

(o) Cost of Revenue

The cost of subscription and support revenue primarily consists of hosting costs, data communication expenses, depreciation expenses associated with computer equipment, personnel and related costs, including salaries, bonuses, payroll taxes, recruiting fees and stock compensation, software license fees and amortization expense associated with capitalized software, as well as an allocation of overhead such as rent, IT costs, depreciation and amortization and employee benefit costs, to cost of revenue based on headcount. Cost of professional services revenue primarily consists of personnel and related costs, third party contractors and allocated overhead.

Other Income (Expense)

(p) Other Income (Expense)

Other income (expense) primarily consists of interest income, interest expense, and the change in fair value of the warrants to purchase Series C convertible preferred stock warrants. The year ended December 31, 2011 also includes expense of approximately $0.2 million related to the disposal of equipment.

Research and Development

(q) Research and Development

Research and development expenditures are expensed as incurred. The Company evaluates certain software development costs to determine if they should be capitalized. Based on the Company’s product development process, technological feasibility is established upon completion of a working model. To date, the period between achieving technological feasibility and general availability of such software has been short and software costs qualifying for capitalization have been immaterial. Accordingly, the Company has not capitalized any software development costs.

Stock-Based Compensation Plans

(r) Stock-Based Compensation Plans

The Company accounts for its employee stock-based compensation awards in accordance with FASB ASC Topic 718, Compensation—Stock Compensation. FASB ASC Topic 718 requires that all employee stock-based compensation is recognized as a cost in the financial statements and that for equity-classified awards such cost is measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes option-pricing model.

Determining the fair value of stock-based compensation awards under this model requires judgment, including estimating the value per share of the Company’s common stock, estimated volatility, risk free rate, expected term and estimated dividend yield. The assumptions used in calculating the fair value of stock-based compensation awards represent the Company’s best estimates, based on management judgment. The estimate of the value per share of the Company’s common stock used in the option-pricing model is based on contemporaneous valuations performed with the assistance of an unrelated third party valuation specialist. The estimated dividend yield is zero since the Company has not issued dividends to date and does not anticipate issuing dividends. The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero coupon issues with an equivalent remaining term. The Company estimates volatility for option grants by evaluating the average historical volatility of a peer group of similar public companies. The expected term of the Company’s option plans represent the period that its stock-based awards are expected to be outstanding. For purposes of determining the expected term in the absence of sufficient historical data relating to stock-option exercises, the Company applies the simplified approach, in which the expected term of an award is presumed to be the mid-point between the vesting date and the expiration date of the award.

The Company accounts for stock-based grants issued to non-employees at fair value, in accordance with the provisions of FASB ASC Topic 505, Equity, Subtopic-50, Equity Based Payments to Nonemployees (EITF 96-18, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services). The measurement date relating to such awards generally occurs when the awards vest. Compensation expense relating to such awards is recognized over the applicable service period of the options in accordance with the method prescribed by ASC Topic 505-50-55-32.

Foreign Currency Transactions

(s) Foreign Currency Transactions

The functional currency of the Company and its subsidiaries is the U.S. dollar. Accounts receivable or payable that are denominated in foreign currencies are translated into U.S. dollars at rates of exchange in effect at the balance sheet date. Revenue and expenses related to transactions denominated in foreign currencies are translated at the average exchange rate during the period. Exchange gains and losses on foreign currency transactions are included in general and administrative expenses on the consolidated statements of operations and amounted to approximately $436,000, and $45,000 in losses for 2009 and 2010, respectively, and approximately $245,000 in gains for 2011.

Comprehensive Income

(f) Comprehensive Income

There was no difference between the net loss presented in the consolidated statements of operations and the comprehensive net loss for the nine months ended September 30, 2012 or 2011.

(t) Comprehensive Income There was no difference between net loss presented in the consolidated statements of operations and comprehensive net loss for 2009, 2010 and 2011.
Redeemable Convertible Preferred Stock

(u) Redeemable Convertible Preferred Stock

The Company applies the guidance in FASB ASC Subtopic 480-10, Distinguishing Liabilities from Equity—Overall, to its redeemable convertible preferred stock. The Company classifies its redeemable convertible preferred stock in between liabilities and permanent equity on the balance sheet since redemption is not solely within the control of the Company. On issuance, the Company records the preferred stock at fair value which is normally the issue price. On each balance sheet date, the Company measures the estimated redemption price and records an accretion change to accrete the preferred stock carrying value to the estimated redeemable value. The Company’s policy is to recognize changes in the redemption value immediately as they occur and adjust the carrying value to the redemption value at each balance sheet date. The resulting increases or decreases in the carrying amount of redeemable convertible preferred stock are treated in the same manner as dividends on nonredeemable stock and are charged against additional paid-in capital to the extent it exists, or else against accumulated deficit.

Warranties and Indemnification

(v) Warranties and Indemnification

The Company’s service is typically warranted to operate in substantial conformity with the Company’s applicable documentation.

The Company’s arrangements generally include certain provisions for indemnifying customers against liabilities if its products or services infringe a third-party’s intellectual property rights. To date, the Company has not incurred any material costs as a result of such indemnifications and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.

The Company has entered into service level agreements with a number of its customers agreeing to certain levels of uptime reliability and performance and permitting those customers to receive credits or terminate their agreements in the event that the Company fails to meet those levels. The Company has not granted any material level of credits under such clauses.

The Company has also agreed to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by any of these persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person’s service as a director or officer, including any action by the Company, arising out of that person’s services as the Company’s director or officer or that person’s services provided to any other company or enterprise at the Company’s request. The Company maintains director and officer insurance coverage that would generally enable the Company to recover a portion of any future amounts paid.

Segment Reporting

(w) Segment Reporting

The Company is organized and operates in one reportable segment. The Company’s chief operating decision maker, the chief executive officer, reviews financial information presented on a consolidated basis for purposes of making operating decisions and assessing financial performance.

Revenue by geographic region is based on the billing address of the customer. Subscription and professional services revenue by geographic region approximates the following:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Revenue:
Americas	$37,569	$45,328	$63,897
Europe	2,777	4,262	6,167
Asia Pacific	612	1,209	1,284

Total revenue	$40,958	$50,799	$71,348

Property and equipment by geographic region approximates the following:

	As of December 31,
	2010	2011
	(in thousands)
Americas	$2,731	$3,616
Europe	137	105
Asia Pacific	0	0

Total property and equipment, net	$2,868	$3,721

Noncontrolling Interest

(x) Noncontrolling Interest

Eloqua, Inc. holds the majority voting interest and consolidates its subsidiary, Eloqua Corporation. Eloqua Corporation has outstanding certain common stock (exchangeable common stock) held by parties other than Eloqua, Inc. Eloqua Corporation’s exchangeable common stock can be converted into shares of Eloqua, Inc. common stock, at any time, at the option of the holder. The exchangeable common stock, by its terms, entitle their holders to rights to receive dividends, rights on liquidation, voting rights, and other rights economically equivalent to the Eloqua, Inc. common stock (notes 7 and 8(b)). However, in legal form, the exchangeable common stock represents shares of the Company’s subsidiary, Eloqua Corporation. Accordingly, the Company has classified the exchangeable common stock as a noncontrolling interest on the consolidated balance sheet, based on the provisions of FASB Statement No. 160 (FASB ASC Topic 810-10, Consolidation).

The exchangeable common stock does not participate in the dividends of Eloqua Corporation, but instead participates in dividends of Eloqua, Inc. The exchangeable common stock is a participating security under the provisions of FASB ASC 260-10-45, Earnings Per Share, for purposes of allocating income (loss) to common stockholders and computing earnings per share on the statement of operations (note 2(y)).

The amount of equity initially allocated to the noncontrolling interest was based on the exchangeable common stockholders’ proportional share of the historical carrying amount of the net assets of Eloqua Corporation at the time that the exchangeable common stock was issued. The Company has generated consolidated losses since the issuance of the exchangeable common stock. Since the exchangeable common stock is considered to be a participating security, no allocation of the Company’s net losses has been allocated to the noncontrolling interest from its issuance through December 31, 2011, as the impact would be anti-dilutive to the calculation of loss per share.

Net loss per share attributable to common stockholders

(g) Net loss per share attributable to common stockholders

The weighted average shares and share equivalents used to calculate basic and diluted loss per share for the nine months ended September 30, 2012 and 2011 are presented on the consolidated statements of operations. Basic net loss per share of common stock is calculated by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for a period. Prior to the Company’s initial public offering, because holders of the Company’s convertible preferred stock and holders of the exchangeable common stock were entitled to participate in dividends and earnings of the Company, the Company applied the two-class method in calculating its earnings per share for periods when the convertible preferred stock and the exchangeable common stock were outstanding. The two-class method requires net income to be allocated between the common stockholders, exchangeable common stockholders and preferred stockholders based on their respective rights to receive dividends. Because the preferred stockholders and the exchangeable common stockholders were not contractually obligated to share in the Company’s losses, no such allocation was made for any period presented given the Company’s net losses. Diluted loss per share attributable to common stockholders adjusts the basic weighted average number of shares of common stock outstanding for the potential dilution that could occur if stock options, warrants, exchangeable common stock and convertible preferred stock were exercised or converted into common stock. Diluted loss per share attributable to common stockholders is the same as basic loss per share attributable to common stockholders for all periods presented because the effects of potentially dilutive items were anti-dilutive.

The following table presents the weighted average number of anti-dilutive shares excluded from the calculation of diluted net loss attributable to common stockholders for each period presented:

	Nine Months Ended September 30,
	2011	2012
	(in thousands)

Options to purchase common stock	6,754	7,872
Common stock warrants	532	266
Series C preferred stock warrants	30	68
Exchangeable common stock	3,627	2,849
Conversion of convertible preferred stock	19,828	15,920

Total	30,771	26,975

(y) Net loss per share attributable to common stockholders

Basic net loss per share of common stock is calculated by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for a period. Because holders of the Company’s convertible preferred stock and holders of the exchangeable common stock are entitled to participate in dividends and earnings of the Company, the Company applies the two-class method in calculating our earnings per share for periods when the Company generates net income. The two-class method requires net income to be allocated between the common stockholders, exchangeable common stockholders and preferred stockholders based on their respective rights to receive dividends. Because the preferred stockholders and the exchangeable common stockholders are not contractually obligated to share in the Company’s losses, no such allocation was made for any period presented given the Company’s net losses. Diluted loss per share attributable to common stockholders adjusts the basic weighted average number of shares of common stock outstanding for the potential dilution that could occur if stock options, warrants, exchangeable common stock and convertible preferred stock were exercised or converted into common stock. Diluted loss per share attributable to common stockholders is the same as basic loss per share attributable to common stockholders for all periods presented because the effects of potentially dilutive items were anti-dilutive.

The following table presents the weighted average number of anti-dilutive shares excluded from the calculation of diluted net loss attributable to common stockholders for each period presented:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Options to purchase common stock	6,319	6,809	7,426
Common stock warrants	555	516	354
Series C preferred stock warrants	30	30	68
Exchangeable common stock	3,628	3,628	3,626
Conversion of convertible preferred stock	19,828	19,828	19,828

Total	30,360	30,811	31,302

Basis of Presentation

(b) Basis of Presentation

The financial information presented in the accompanying unaudited consolidated financial statements as of September 30, 2012, and for the nine month periods ended September 30, 2012 and 2011, have been prepared in accordance with rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, some information and footnote disclosures required by accounting principles generally accepted in the United States (“U.S. GAAP”) for complete financial statements have been condensed or omitted. In the opinion of management, the accompanying unaudited consolidated financial statements and notes include all adjustments necessary for a fair presentation of the consolidated financial position, results of operations and cash flows for the periods presented. The consolidated financial statements include the accounts of Eloqua, Inc. and its consolidated subsidiaries. All intercompany transactions and balances among consolidated entities have been eliminated. These unaudited consolidated financial statements should be read in conjunction with the annual audited consolidated financial statements and notes thereto.

Initial Public Offering

(c) Initial Public Offering

In August 2012, the Company completed its initial public offering (“IPO”) whereby it sold and issued 8,200,000 shares of common stock, including 1,200,000 shares of common stock sold pursuant to the exercise of the underwriters’ option to purchase additional shares, which were sold at a price of $11.50 per share before underwriting discounts and commissions. The offering generated net proceeds to the Company of approximately $87.7 million, after deducting underwriting discounts and commissions but before estimated offering expenses of approximately $3.5 million. The Company’s common stock is traded on the NASDAQ Global Market.

As part of the offering, an additional 1,000,000 shares of common stock were sold by certain existing stockholders at a price of $11.50 per share before underwriting discounts and commissions. The Company did not receive any of the proceeds from the sale of such shares by the selling stockholders.

Upon the closing of the offering, each share of Series A, B, and C preferred stock was converted into common stock on a 2.5-for-1 basis, and each share of exchangeable common stock was converted into one share of common stock, and the warrants to purchase Series C preferred stock were converted into common stock warrants (See Note 4-Preferred Stock, Note 5-Warrants and Note 6-Noncontrolling Interest).

Reverse Stock Split

(h) Reverse Stock split

On May 1, 2012, the Company’s Board of Directors (the “Board”) authorized a reverse stock split of its outstanding common stock and exchangeable common stock at a ratio of 1-for-2.5. On May 3, 2012, the effective date of the reverse stock split, (i) each 2.5 shares of outstanding common stock were reduced to one share of common stock and each 2.5 shares of exchangeable common stock were reduced to one share of exchangeable common stock; (ii) the number of shares of common stock into which each outstanding share of our Series A, B and C redeemable, convertible preferred stock, and the outstanding warrants or options to purchase common stock is exercisable were proportionately reduced; and (iii) the exercise price of each outstanding warrant or option to purchase common stock were proportionately increased. All share and per share information in the accompanying consolidated financial statements has been retroactively adjusted to reflect the stock split.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Property and Equipment, Net of Accumulated Depreciation and Amortization

Property and equipment are stated at cost, net of accumulated depreciation and amortization and are amortized over their estimated useful lives as follows:

	Basis	Useful Life
Equipment under capital leases	Straight line method	Shorter of useful life or term of lease
Computer equipment	Straight line method	3 years
Software licenses	Straight line method	3 years
Furniture and fixtures	Straight line method	5 years
Leasehold improvements	Straight line method	Shorter of useful life or term of lease

Schedule of Subscription and Professional Services Revenue by Geographic Region

Revenue by geographic region is based on the billing address of the customer. Subscription and professional services revenue by geographic region approximates the following:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Revenue:
Americas	$37,569	$45,328	$63,897
Europe	2,777	4,262	6,167
Asia Pacific	612	1,209	1,284

Total revenue	$40,958	$50,799	$71,348

Schedule of Property and Equipment by Geographic Region

Property and equipment by geographic region approximates the following:

	As of December 31,
	2010	2011
	(in thousands)
Americas	$2,731	$3,616
Europe	137	105
Asia Pacific	0	0

Total property and equipment, net	$2,868	$3,721

Organization and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Weighted Average Number of Anti-dilutive Shares

The following table presents the weighted average number of anti-dilutive shares excluded from the calculation of diluted net loss attributable to common stockholders for each period presented:

	Nine Months Ended September 30,
	2011	2012
	(in thousands)

Options to purchase common stock	6,754	7,872
Common stock warrants	532	266
Series C preferred stock warrants	30	68
Exchangeable common stock	3,627	2,849
Conversion of convertible preferred stock	19,828	15,920

Total	30,771	26,975

The following table presents the weighted average number of anti-dilutive shares excluded from the calculation of diluted net loss attributable to common stockholders for each period presented:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Options to purchase common stock	6,319	6,809	7,426
Common stock warrants	555	516	354
Series C preferred stock warrants	30	30	68
Exchangeable common stock	3,628	3,628	3,626
Conversion of convertible preferred stock	19,828	19,828	19,828

Total	30,360	30,811	31,302

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Property Plant and Equipment

	Cost	Accumulated Depreciation and Amortization	Net Book Value
	(in thousands)
2010:
Equipment under capital leases	$2,675	$2,367	$308
Computer equipment	3,034	1,395	1,639
Software licenses	794	678	116
Furniture and fixtures	545	235	310
Leasehold improvements	1,134	639	495

Total	$8,182	$5,314	$2,868

	Cost	Accumulated Depreciation and Amortization	Net Book Value
	(in thousands)
2011:
Equipment under capital leases	$2,675	$2,675	$0
Computer equipment	4,561	2,530	2,031
Software license	986	768	218
Furniture and fixtures	730	378	352
Leasehold improvements	2,011	891	1,120

Total	$10,963	$7,242	$3,721

Long-Term Debt and Line of Credit (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Long-Term Debt Outstanding	The long-term debt outstanding was as follows:

	As of December 31,
	2010	2011
	(in thousands)
Total debt	$2,500	$2,292
Less current portion	(208)	(834)

Long term debt	$2,292	$1,458

Schedule of Future Minimum Payments Under the Term Loan Facility	At December 31, 2011 future minimum payments under the term loan facility are as follows:

(in thousands)
2012	$834
2013	833
2014	625

Total	$2,292

Obligations under Capital Leases (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Obligations under Capital Leases

	As of December 31,
	2010	2011
	(in thousands)
Computer equipment under capital leases	$321	$0
Less amounts payable within one year	(238)	0

Long-term portion	$83	$0

Stock Option Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Assumptions Used in Valuation of Stock-Based Awards

Summary of the weighted average assumptions used in the valuation of stock-based awards under the Black-Scholes model are as follows:

	Nine Months Ended September 30,
	2011	2012
Expected term (years)	6.1	6.03
Volatility	58.51%	57.98%
Risk-free interest rate	1.96%	1.50%
Dividend yield	0	0

Summary of weighted average assumptions used in the valuation of stock-based awards under the Black-Scholes model were as follows:

	Years Ended Dec. 31
	2009	2010	2011
Expected term	6.1 years	6.1 years	6.1 years
Volatility	76.0%	62.3%	58.5%
Risk-free interest rate	2.2%	1.9%	1.9%

Summary of Stock Option Activity

The following table summarizes the stock option activity for the nine months ended September 30, 2012:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)

Options outstanding, December 31, 2011	7,759,176	$2.15	5.5 years	$46,361
Granted	1,357,120	9.61
Exercised	(1,125,030)	1.18
Canceled, expired or forfeited	(298,297)	4.12

Options outstanding at September 30, 2012	7,692,969	$3.07	6.3 years	$128,319

Options exercisable at September 30, 2012	4,990,463	$1.74	4.9 years	$89,878

The following table summarizes the stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Options outstanding, December 31, 2009	6,375,334	$1.20	5.6 years	$2,231
Granted	1,383,200	1.93
Exercised	(166,875)	1.13
Canceled, expired or forfeited	(333,997)	1.38

Options outstanding, December 31, 2010	7,257,662	$1.35	5.6 years	$13,608
Granted	1,505,800	5.65
Exercised	(360,706)	1.20
Canceled, expired or forfeited	(643,580)	1.70

Options outstanding, December 31, 2011	7,759,176	$2.15	5.5 years	$46,361

Exercisable at December 31, 2011	5,293,146	$1.33	4.0 years	$35,973

Summary of Compensation Expense Related to Stock Options Granted

Compensation expense related to stock options granted to employees and non-employees is included in the following line items in the accompanying consolidated statement of operations for the years ended December 31, 2009, 2010, and 2011:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Cost of revenue	$57	$125	$284
Research and development expense	154	203	313
Marketing and sales	318	364	514
General and administrative	336	376	701

	$865	$1,068	$1,812

Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Redemption Values and Activity of the Preferred Stock

The following table summarizes the redemption values and the activity of the preferred stock for the nine months ended September 30, 2012:

	Series A		Series B		Series C
	Shares	Amount	Shares	Amount	Shares	Amount
	(dollars in thousands)
Balance at December 31, 2011	12,124,650	$39,406	17,678,926	$57,456	19,766,821	$64,242
Accretion of dividends on preferred stock	0	16,368	0	23,867	0	26,685
Conversion to common stock	(12,124,650)	(55,774)	(17,678,926)	(81,323)	(19,766,821)	(90,927)

Balance at September 30, 2012	0	$0	0	$0	0	$0

The following table summarizes the redemption values and the activity of the preferred stock for 2009, 2010, and 2011:

	Series A		Series B		Series C
	Shares	Amount	Shares	Amount	Shares	Amount
	(dollars in thousands)
Balance at December 31, 2008	12,124,650	$7,687	17,678,926	$16,667	19,766,821	$27,307
Accretion of preferred stock	0	560	0	1,564	0	2,846

Balance at December 31, 2009	12,124,650	8,247	17,678,926	18,231	19,766,821	30,153
Accretion of preferred stock	0	7,394	0	4,575	0	2,846

Balance at December 31, 2010	12,124,650	$15,641	17,678,926	$22,806	19,766,821	$32,999
Accretion of preferred stock	0	23,765	0	34,650	0	31,243

Balance at December 31, 2011	12,124,650	$39,406	17,678,926	$57,456	19,766,821	$64,242

Schedule of Warrant Activity

The following table summarizes the warrant activity:

(i)	Standard common stock warrants:

	Warrants	Weighted average grant date value
Warrants outstanding, December 31, 2009	540,201	0.23
Granted	0
Canceled, expired or forfeited	(42,128)
Exercised	(101,507)

Warrants outstanding, December 31, 2010	396,566	$0.30
Granted	0
Canceled, expired or forfeited	0
Exercised	(81,020)

Warrants outstanding, December 31, 2011	315,546	$0.60

Schedule of Change In Fair Value of the Warrants

The following presents the change in fair value of the warrants during 2010 and 2011 (based on level 3 inputs (note 2(d)):

Estimated Fair Value
(in thousands)
December 31, 2009	$0
Issuance of warrants	76
Change in fair value of warrants	44

December 31, 2010	120
Change in fair value of warrants	264

December 31, 2011	$384

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Future Aggregate Minimum Lease Payments under Noncancelable Operating Leases

Future aggregate minimum lease payments under noncancelable operating leases are as follows:

(in thousands)
2012	$1,624
2013	1,592
2014	1,397
2015	680
2016	0
Thereafter	0

Total minimum payments	$5,293

Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Income Before Taxes

The Company’s income before taxes was taxed as indicated in the following jurisdictions:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Pretax income (loss):
Non U.S	$15,603	$1,894	$2,236
U.S.	(19,735)	(8,274)	(8,011)

Total loss before taxes	$(4,132)	$(6,380)	$(5,775)

Components of Provision for Income Taxes Attributable to Continuing Operations

The components of the provision for income taxes attributable to continuing operations are as follows:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Current income tax expense (benefit):
U.S. Federal	$0	$0	$0
U.S. State	65	5	10
Non U.S.	16	21	104

Total current tax provision (benefit)	81	26	114

Deferred income tax expense (benefit):
U.S. Federal	$0	$0	$0
U.S. State	0	0	0
Non U.S.	0	(4,895)	264

Total deferred tax benefit	0	(4,895)	264

Total income tax provision (benefit)	$81	$(4,869)	$378

Schedule of U.S. Federal Statutory Rate to Income Loss Before Income Taxes

The total provision differs from the amount that would be recorded applying the 34% U.S. federal statutory rate to income (loss) before income taxes as follows:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
U.S. Federal tax expense at statutory rates	$(1,405)	$(2,169)	$(1,963)
Effect of foreign tax rates	(2,165)	(191)	(149)
Nondeductible expense	48	84	104
Change in valuation allowance	6,046	(1,868)	2,028
Other	(355)	(237)	40
State taxes (net of Federal benefit)	(1,244)	(352)	(344)
Equity based compensation	244	333	406
Research incentives	0	(469)	(302)
Tax effect of change in subsidiary capital structure	0	0	558
Capital gain exclusion	(1,088)	0	0

	$81	$(4,869)	$378

Schedule of Company's Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2010	2011
	(in thousands)
Current deferred tax assets:
Tax loss carryforwards	$534	$535
Tax credits	0	86
Accrued expenses	1,110	652
Other	512	479

Total current deferred tax assets	2,156	1,752

Long term deferred tax assets:
Tax loss carryforwards	13,277	14,695
Deferred research expenditures	397	1,441
Tax credits	1,093	1,396
Property and equipment	2,028	939
Other	0	310

Total long term deferred tax assets	16,795	18,781

Total deferred tax assets	$18,951	$20,533
Total long term deferred tax liabilities	(132)	(52)
Valuation allowance	(13,924)	(15,952)

Net deferred tax asset	$4,895	$4,529

Roll forward of Total Gross Unrecognized Tax Benefits

The following is a rollforward of the Company’s total gross unrecognized tax benefits during 2012.

Unrealized Tax Benefit
(in thousands)

Balance at December 31, 2011	$275
Reductions for tax positions related to prior years	(275)
Additions for tax positions related to the current year	63

Balance at September 30, 2012	$63

The following is a rollforward of the Company’s total gross unrecognized tax benefits:

Unrealized Tax Benefit
(in thousands)
Balance at December 31, 2009	$0
Additions for tax positions related to the current year	230

Balance at December 31, 2010	$230
Decreases for tax positions related to prior years	(30)
Additions for tax positions related to the current year	75

Balance at December 31, 2011	$275

U.S. [Member]
Schedule of Net Operating Tax Losses Available to Reduce Future Years' Income

As of December 31, 2011, the Company has the following U.S. net operating tax losses available to reduce future years’ income for U.S. income tax purposes expiring in the following years:

(in thousands)
2027	$58
2028	6,487
2029	9,378
2030	9,812
2031	11,079

$36,814

Canada [Member]
Schedule of Net Operating Tax Losses Available to Reduce Future Years' Income

As of December 31, 2011, the Company has the following Canadian net operating tax losses available to reduce future years’ income for Canadian income tax purposes expiring in the following years:

(in thousands)
2027	$6,308
2028	2,099

$8,407

Employee Stock Purchase Plan (Tables)	9 Months Ended
Sep. 30, 2012
Assumptions Used to Value Employee Stock Purchase Rights

The assumptions used to value employee stock purchase rights under the Black-Scholes model during the nine months ended September 30, 2012 were as follows:

Nine Months Ended September 30, 2012

Expected term (years)	0.25
Volatility	42%
Risk-free interest rate	0.11%
Dividend yield	0

Warrants (Tables)	9 Months Ended
Sep. 30, 2012
Changes in Fair Value of Series C Preferred Stock Warrants

The changes in the fair value of the Series C preferred stock warrants through the date of the conversion into warrants to purchase common stock are summarized below:

	Nine Months Ended September 30,
	2011	2012
	(in thousands)

Beginning fair value	$120	$384
Change in fair value recorded through the statement of operations	213	189

Ending fair value	$333	$573

Significant Accounting Policies (Narrative) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 Customer	Dec. 28, 2010	Dec. 31, 2010 Customer	Dec. 31, 2009 Customer
Summary Of Significant Accounting Policies [Line Items]
Series C convertible preferred stock, shares purchased		75,000	93,750	93,750
Series C convertible preferred stock, risk-free rate		0.36%	1.35%
Series C convertible preferred stock, estimated volatility		58.61%	58.60%
Series C convertible preferred stock, term period		3 years	6 years
Series C convertible preferred stock, dividend yield		$ 0	$ 0
Number of customers accounted for accounts receivable		0		0
Percentage accounted from accounts receivable during 2010 and 2011		10.00%		10.00%
Number of customers accounted for revenues		0		0	0
Percentage accounted from revenues during 2009, 2010 or 2011		10.00%		10.00%	10.00%
Investment tax credits refundable net		$ 179,000		$ 420,000	$ 39,000
Accumulated refundable credits recognized, but not received		304,000
Subscription activation and spanning over period, minimum	60 days	60 days
Subscription activation and spanning over period, average	90 days	90 days
Subscription activation and spanning over period, maximum	120 days	120 days
Recognized professional services revenue		2,200,000
Recognized subcontractor costs		700,000
Net loss on revenue recognition		1,500,000
Expense on disposal of equipment		200,000
Exchange gains and losses on foreign currency transactions		$ 245,000		$ 45,000	$ 436,000
Reverse stock split	Each 2.5 shares of outstanding common stock were reduced to one share of common stock and each 2.5 shares of exchangeable common stock were reduced to one share of exchangeable common stock

Significant Accounting Policies (Schedule of Property and Equipment, Net of Accumulated Depreciation and Amortization) (Detail)	12 Months Ended
Dec. 31, 2011
Equipment Under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Useful Life	Shorter of useful life or term of lease
Method of depreciation	Straight line method
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Method of depreciation	Straight line method
Software Licenses [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Method of depreciation	Straight line method
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Method of depreciation	Straight line method
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life	Shorter of useful life or term of lease
Method of depreciation	Straight line method

Significant Accounting Policies (Schedule of Subscription and Professional Services Revenue by Geographic Region) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenue	$ 68,799	$ 50,041	$ 71,348	$ 50,799	$ 40,958
Americas [Member]
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenue			63,897	45,328	37,569
Europe [Member]
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenue			6,167	4,262	2,777
Asia Pacific [Member]
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenue			$ 1,284	$ 1,209	$ 612

Significant Accounting Policies (Schedule of Property and Equipment by Geographic Region) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Geographical Segments [Line Items]
Total property and equipment, net	$ 5,063	$ 3,721	$ 2,868
Americas [Member]
Schedule Of Geographical Segments [Line Items]
Total property and equipment, net		3,616	2,731
Europe [Member]
Schedule Of Geographical Segments [Line Items]
Total property and equipment, net		105	137
Asia Pacific [Member]
Schedule Of Geographical Segments [Line Items]
Total property and equipment, net		$ 0	$ 0

Significant Accounting Policies (Schedule of Weighted Average Number of Anti-dilutive Shares) (Detail) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share amount	26,975	30,771	31,302	30,811	30,360
Options To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share amount	7,872	6,754	7,426	6,809	6,319
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share amount	266	532	354	516	555
Series C Preferred Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share amount	68	30	68	30	30
Exchangeable Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share amount	2,849	3,627	3,626	3,628	3,628
Conversion Of Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share amount	15,920	19,828	19,828	19,828	19,828

Property and Equipment (Schedule of Property Plant and Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost		$ 10,963	$ 8,182
Accumulated Depreciation and Amortization		7,242	5,314
Net Book Value	5,063	3,721	2,868
Equipment Under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Cost		2,675	2,675
Accumulated Depreciation and Amortization		2,675	2,367
Net Book Value		0	308
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		4,561	3,034
Accumulated Depreciation and Amortization		2,530	1,395
Net Book Value		2,031	1,639
Software Licenses [Member]
Property, Plant and Equipment [Line Items]
Cost		986	794
Accumulated Depreciation and Amortization		768	678
Net Book Value		218	116
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost		730	545
Accumulated Depreciation and Amortization		378	235
Net Book Value		352	310
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		2,011	1,134
Accumulated Depreciation and Amortization		891	639
Net Book Value		$ 1,120	$ 495

Long-Term Debt and Line of Credit (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2009	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 28, 2010
New credit facility agreement date	Jun 15, 2012	Jun 15, 2009
Credit facility agreement		$ 5,000,000			$ 10,000,000
Drew down amount in line of credit		2,000,000
Line of credit bore interest at prime plus		1.00%
Line of credit minimum interest rate		6.00%
Term loan					2,500,000
Repayment of line of credit					2,000,000
Modified line of credit facility bears interest maximum					1.50%
Modified line of credit facility bears interest minimum					5.50%
Term loan interest at prime plus			1.50%
Available funding under the line of credit at year end				9,500,000
Line of credit facility matures date				2012-12-01
Term loan repayments length months				36 months
Issuance of warrants to purchase shares of Series C convertible preferred stock				75,000	93,750	93,750
Conversion of series C convertible preferred shares to common stock					37,500
Fair value of the warrants on the date of issuance					76,000
Modified line of credit facility bears interest minimum			1.00%
Line of credit interest at prime plus			1.50%
Final payment of term loan			$ 1,800,000
Maximum [Member]
Term loan interest at prime plus					2.00%
Minimum [Member]
Term loan interest at prime plus					6.00%
US Prime Rate Plus [Member]
Line of credit interest at prime plus			2.00%

Long-Term Debt and Line of Credit (Schedule of Long-Term Debt Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Total debt		$ 2,292	$ 2,500
Less current portion	0	(834)	(208)
Long term debt	$ 0	$ 1,458	$ 2,292

Long-Term Debt and Line of Credit (Schedule of Future Minimum Payments Under the Term Loan Facility) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
2012	$ 834
2013	833
2014	625
Total debt	$ 2,292	$ 2,500

Obligations under Capital Leases (Schedule of Obligations under Capital Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Computer equipment under capital leases	$ 0	$ 321
Less amounts payable within one year	0	(238)
Long-term portion	$ 0	$ 83

Stock Option Plans (Narrative) (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period			4 years
Percentage of options to be vested in current anniversary			25.00%
Percentage of options to be vested in future anniversaries			25.00%
Number of installments for options to be vested			36 months
Maximum life of options			10 years
Weighted average grant date fair value of options granted	$ 5.26		$ 3.1	$ 1.05	$ 0.98
Total intrinsic value of options exercised	$ 8,714,000		$ 1,306,000	$ 142,000	$ 66,000
Stock-based compensation expense relating to issuance of stock options	2,275,000	1,130,000	1,687,000	1,068,000	865,000
Total unrecognized compensation costs	9,509,000		5,426,000
Weighted average period for recognition of compensation costs	1 year 8 months 23 days		2 years 2 months 12 days
Total fair value of options vested			1,518,000	1,598,000	1,028,000
Common stock options issued	34,010,609		1,063,368	571,524
Estimated fair value of unvested awards			146,000
Compensation expense recognized			$ 125,000
Percentage of increase in shares under plan	4.00%
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance			10,054,246
2006 U.S. Employee Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance			193,926
2006 Plan And 2006 U.S. Employee Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for future grant	398,806		1,359,699
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock options issued				46,000
Options granted during 2009 or 2011			0
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance	3,750,000

Stock Option Plans (Summary of Assumptions Used in Valuation of Stock-Based Awards) (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 11 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Volatility	57.98%	58.51%	58.50%	62.30%	76.00%
Risk-free interest rate	1.50%	1.96%	1.90%	1.90%	2.20%
Dividend yield	0.00%	0.00%

Stock Option Plans (Summary of Stock Option Activity) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, beginning balance	7,759,176	7,257,662	6,375,334
Granted, Shares	1,357,120	1,505,800	1,383,200
Exercised, Shares	(1,125,030)	(360,706)	(166,875)
Canceled, expired or forfeited, Shares	(298,297)	(643,580)	(333,997)
Options outstanding, ending balance	7,692,969	7,759,176	7,257,662
Exercisable, Shares	4,990,463	5,293,146
Options outstanding, Weighted Average Exercise Price	$ 2.15	$ 1.35	$ 1.2
Granted, Weighted Average Exercise Price	$ 9.61	$ 5.65	$ 1.93
Exercised, Weighted Average Exercise Price	$ 1.18	$ 1.2	$ 1.13
Canceled, expired or forfeited, Weighted Average Exercise Price	$ 4.12	$ 1.7	$ 1.38
Options outstanding, Weighted Average Exercise Price, ending balance	$ 3.07	$ 2.15	$ 1.35
Exercisable, Weighted Average Exercise Price	$ 1.74	$ 1.33
Options outstanding, Weighted Average Remaining Contractual Term	5 years 6 months		5 years 7 months 6 days
Options outstanding, Weighted Average Remaining Contractual Term	6 years 3 months 18 days	5 years 6 months	5 years 7 months 6 days
Exercisable, Weighted Average Remaining Contractual Term	4 years 10 months 24 days	4 years
Options outstanding, Aggregate Intrinsic Value	$ 46,361	$ 13,608	$ 2,231
Options outstanding, Aggregate Intrinsic Value	128,319	46,361	13,608
Exercisable, Aggregate Intrinsic Value	$ 89,878	$ 35,973

Stock Option Plans (Summary of Compensation Expense Related to Stock Options Granted) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 2,351	$ 1,130	$ 1,812	$ 1,068	$ 865
Cost Of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			284	125	57
Research And Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			313	203	154
Marketing And Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			514	364	318
General And Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			$ 701	$ 376	$ 336

Corporate Reorganization (Narrative) (Detail) (USD $)	12 Months Ended						12 Months Ended
	Mar. 31, 2005 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Dec. 31, 2005 Series B Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2009 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]
Class A Preferred Shares issued	12,124,650	0	12,124,650	12,124,650	12,124,650	12,124,650		0	17,678,926	17,678,926	17,678,926	17,678,926
Net proceeds of Preferred shares issued	$ 4,668,000
Class B Preferred Shares raised							$ 13,100,000

Stockholders' Equity (Narrative) (Detail) (USD $)	12 Months Ended			12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Mar. 31, 2005 Series A Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2009 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Sep. 30, 2012 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2009 Series C Preferred Stock [Member]	Dec. 31, 2008 Series C Preferred Stock [Member]	Dec. 31, 2011 Exchangeable Common Stock [Member]	Sep. 30, 2012 Exchangeable Common Stock [Member]	Dec. 31, 2010 Exchangeable Common Stock [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member] Series C Preferred Stock [Member]
Shareholder's equity authorized to issue	90,000,000	90,000,000	100,000,000																					141,287,139
Shareholder's equity issued	1,063,368	571,524	34,010,609																					90,000,000
Shareholder's equity Par value	$ 0.0001	$ 0.0001	$ 0.0001																					$ 0.0001
Redeemable Convertible Preferred Stock issued	51,287,139
Redeemable Convertible Preferred Stock Par Value	$ 0.0001
Designated Shares				12,124,650	0	12,124,650	12,124,650	12,124,650	12,124,650	17,678,926	0	17,678,926	17,678,926	17,678,926	19,766,821	0	19,766,821	19,766,821	19,766,821						12,124,650	17,678,926	21,483,563
Preferred stock, cumulative dividends not yet declared				$ 0.0461971						$ 0.0884533					$ 0.144
Preferred stock, stated dividend rate				$ 0.0680898						$ 0.0680898
Preferred stock, per share				$ 0.384976						$ 0.737111					$ 1.2
Common Stock Offering Price Per Share	$ 8.75
Net Proceeds From Issuance Of Common Shares In Public Offering	$ 25,000,000
Common Stock Designated	89,999,999
Common stock, shares outstanding	1,063,368	571,524	34,010,609																	3,577,554	3,577,554	3,627,672
Convertible Share Of Common Stock																				50,118
Redemption Price As Percentage Of Principal Amount And Interest	70.00%
Exchangeable Common stock issued percentage	30.00%
Total intrinsic value of warrants exercised	$ 517,000	$ 125,000
Total intrinsic value of warrants outstanding	$ 2,376,000
Outstanding warrants, Shares expired	27,000
Outstanding warrants, Expiration Date	Apr 1, 2018
Outstanding warrants remaining shares, Expiration Date	November 2012
Warrant Repurchase																							75,000
Warrants Outstanding Converted Into Shares Of Common Stock	37,500																						30,000
Common Stock Exercise Price	$ 1.2
Common Stock Warrants Issued	93,750
Warrants Expire Date																							Dec 1, 2017

Stockholders Equity (Schedule of Redemption Values and Activity of the Preferred Stock) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Mar. 31, 2005
Series A Preferred Stock [Member]
Balance	12,124,650	12,124,650	12,124,650	0	12,124,650
Accretion of preferred stock	0	0	0
Balance	12,124,650	12,124,650	12,124,650	0	12,124,650
Balance	$ 15,641	$ 8,247	$ 7,687	$ 0
Accretion of preferred stock	(23,765)	(7,394)	560
Balance	39,406	15,641	8,247	0
Series B Preferred Stock [Member]
Balance	17,678,926	17,678,926	17,678,926	0
Accretion of preferred stock	0	0	0
Balance	17,678,926	17,678,926	17,678,926	0
Balance	22,806	18,231	16,667	0
Accretion of preferred stock	(34,650)	(4,575)	1,564
Balance	57,456	22,806	18,231	0
Series C Preferred Stock [Member]
Balance	19,766,821	19,766,821	19,766,821	0
Accretion of preferred stock	0	0	0
Balance	19,766,821	19,766,821	19,766,821	0
Balance	32,999	30,153	27,307	0
Accretion of preferred stock	(31,243)	(2,846)	2,846
Balance	$ 64,242	$ 32,999	$ 30,153	$ 0

Stockholders Equity (Schedule of Warrant Activity) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warrants, Granted	0	0
Warrants, Canceled, expired or forfeited	0	(42,128)
Warrants, Exercised	(81,020)	(101,507)
Warrants outstanding	315,546	396,566	540,201
Weighted average grant date value	$ 0.6	$ 0.3	$ 0.23

Stockholders Equity (Schedule of Change In Fair Value of the Warrants) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance	$ 120	$ 0
Issuance of warrants		76
Change in fair value of Warrants	264	0	0
Balance	$ 384	$ 120	$ 0

Commitments and Contingencies (Narrative) (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contingencies And Commitments [Line Items]
Total rent expense under operating leases			$ 1,563,000	$ 1,268,000	$ 1,077,000
Revenue from sales	68,799,000	50,041,000	71,348,000	50,799,000	40,958,000
ELMO Product [Member]
Contingencies And Commitments [Line Items]
Revenue from sales			2,700,000
Office Building [Member] | Vienna, Virginia [Member]
Contingencies And Commitments [Line Items]
Letter of credit outstanding			154,000
Office Building [Member] | Toronto, Canada [Member]
Contingencies And Commitments [Line Items]
Letter of credit outstanding			$ 79,000

Commitments and Contingencies (Future Aggregate Minimum Lease Payments under Noncancelable Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
2012	$ 1,624
2013	1,592
2014	1,397
2015	680
2016	0
Thereafter	0
Total minimum payments	$ 5,293

Income Taxes (Schedule of Income Before Taxes) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components Of Income Before Taxes [Line Items]
Non U.S.	$ 2,236,000	$ 1,894,000	$ 15,603,000
U.S.	(8,011,000)	(8,274,000)	(19,735,000)
Loss before income tax benefit (expense)	$ (5,775,000)	$ (6,380,000)	$ (4,132,000)

Income Taxes (Components of Provision for Income Taxes Attributable to Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components Of Income Tax Expense Benefit [Line Items]
U.S. Federal			$ 0	$ 0	$ 0
U.S. State			10	5	65
Non U.S.			104	21	16
Total current tax provision (benefit)			114	26	81
U.S. Federal			0	0	0
U.S. State			0	0	0
Non U.S.			264	(4,895)	0
Total deferred tax benefit	127	212	264	(4,895)	0
Total income tax provision (benefit)			$ 378	$ (4,869)	$ 81

Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2010 Foreign [Member]	Dec. 31, 2010 U.S. Federal And State [Member]	Dec. 31, 2009 Pretaxamount [Member]	Dec. 31, 2011 Canada [Member]
U.S. federal statutory rate	34.00%
Reduction of valuation allowance							$ 4,590,000
Increase of valuation allowance	2,028,000							2,722,000
Pre-tax income	2,236,000	1,894,000	15,603,000						1,100,000
Net of one-time gain			14,500,000
Future Canadian and Ontario taxable income	5,765,000
Accumulated investment tax credit	304,000									1,147,000
Investment tax credits, expiry date										2026
Unrecognized tax benefits	$ 275,000	$ 230,000	$ 0	$ 63,000
Income tax examination, years					2007	2010

Income Taxes (Schedule of U.S. Federal Statutory Rate to Income Loss Before Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
U.S. Federal tax expense at statutory rates	$ (1,963)	$ (2,169)	$ (1,405)
Effect of foreign tax rates	(149)	(191)	(2,165)
Nondeductible expense	104	84	48
Change in valuation allowance	2,028	(1,868)	6,046
Other	40	(237)	(355)
State taxes (net of Federal benefit)	(344)	(352)	(1,244)
Equity based compensation	406	333	244
Research incentives	(302)	(469)	0
Tax effect of change in subsidiary capital structure	558	0	0
Capital gain exclusion	0	0	(1,088)
Total income tax provision (benefit)	$ 378	$ (4,869)	$ 81

Income Taxes (Schedule of Company's Deferred Tax Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Tax loss carryforwards	$ 535	$ 534
Tax credits	86	0
Accrued expenses	652	1,110
Other	479	512
Total current deferred tax assets	1,752	2,156
Tax loss carryforwards	14,695	13,277
Deferred research expenditures	1,441	397
Tax credits	1,396	1,093
Property and equipment	939	2,028
Other	310	0
Total long term deferred tax assets	18,781	16,795
Total deferred tax assets	20,533	18,951
Total long term deferred tax liabilities	(52)	(132)
Valuation allowance	(15,952)	(13,924)
Net deferred tax asset	$ 4,529	$ 4,895

Income Taxes (Schedule of Net Operating Tax Losses Available to Reduce Future Years' Income for U.S. Income Tax) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, domestic	$ 36,814
2027 [Member] | U.S. [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, domestic	58
2028 [Member] | U.S. [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, domestic	6,487
2029 [Member] | U.S. [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, domestic	9,378
2030 [Member] | U.S. [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, domestic	9,812
2031 [Member] | U.S. [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, domestic	$ 11,079

Income Taxes (Schedule of Net Operating Tax Losses Available to Reduce Future Years' Income for Canadian Income Tax Purposes) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, foreign	$ 8,407
2027 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, foreign	6,308
2028 [Member] | Canada [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets operating loss carry forwards, foreign	$ 2,099

Income Taxes (Roll forward of Total Gross Unrecognized Tax Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance	$ 275	$ 230	$ 0
Decreases for tax positions related to prior years	(275)	(30)
Additions for tax positions related to the current year	63	75	230
Balance	$ 63	$ 275	$ 230

Subsequent Events (Narrative) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 sqft
Subsequent Event [Line Items]
Options granted to purchase common stock		176,000
Common stock exercise price	$ 3	$ 8.13
Common stock options vested		4 years
Common stock aggregate grant date fair value		$ 809,300
Additional space acquired in real estate property		7,267
Additional estimated rent payments		1,494,000
Reverse stock split on its outstanding shares		2.5
Settlement for issuance of financial statements		$ 3,500,000

Organization and Significant Accounting Policies (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2012	May 03, 2012	Sep. 30, 2012	Dec. 31, 2011
Organization And Significant Accounting Policies [Line Items]
Stock issued under initial public offering	8,200,000
Shares of common stock sold pursuant to exercise of the underwriters' option	1,200,000
Initial public offering price per share	$ 11.5
Proceeds from initial public offering, net of underwriting offering costs	$ 87.7
Initial public offering expenses	$ 3.5
Additional stock issued under initial public offering	1,000,000
Initial public offering price per share of additional shares issued	$ 11.5
Conversion of preferred stock into common stock			2.5-for-1 basis
Subscription activation and spanning over period, minimum			60 days	60 days
Subscription activation and spanning over period, average			90 days	90 days
Subscription activation and spanning over period, maximum			120 days	120 days
Reverse stock split, effective date		May 3, 2012
Reverse stock split			Each 2.5 shares of outstanding common stock were reduced to one share of common stock and each 2.5 shares of exchangeable common stock were reduced to one share of exchangeable common stock

Employee Stock Purchase Plan (Narrative) (Detail) (USD $)	9 Months Ended
Sep. 30, 2012
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of shares available for purchase under the plan	760,000
Percentage of contribution by employees for employee stock purchase plan	10.00%
Purchase price of stock under employee stock purchase plan	85.00%
Maximum percentage of voting power for right to purchase stock under the plan	5.00%
Maximum number of shares purchased within any purchase period other than the initial offering period	1,200
Maximum number of shares purchased within any purchase period	3,000
Stock-based compensation expense relating to the ESPP	$ 76,000

Employee Stock Purchase Plan (Assumptions Used to Value Employee Stock Purchase Rights) (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Expected term (years)	6 years 11 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Volatility	57.98%	58.51%	58.50%	62.30%	76.00%
Risk-free interest rate	1.50%	1.96%	1.90%	1.90%	2.20%
Dividend yield	0.00%	0.00%
Employee Stock Purchase Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Expected term (years)	3 months
Volatility	42.00%
Risk-free interest rate	0.11%
Dividend yield	0.00%

Preferred Stock (Schedule of Redemption Values and Activity of Preferred Stock) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended			9 Months Ended					9 Months Ended				9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Mar. 31, 2005 Series A Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2009 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member]	Sep. 30, 2012 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2009 Series C Preferred Stock [Member]	Dec. 31, 2008 Series C Preferred Stock [Member]
Preferred Stock [Line Items]
Balance						12,124,650	12,124,650	12,124,650	12,124,650	12,124,650	17,678,926	17,678,926	17,678,926	17,678,926	19,766,821	19,766,821	19,766,821	19,766,821
Accretion of dividends on preferred stock, Shares						0					0				0
Conversion to common stock, Shares						(12,124,650)					(17,678,926)				(19,766,821)
Balance						0	12,124,650	12,124,650	12,124,650	12,124,650	0	17,678,926	17,678,926	17,678,926	0	19,766,821	19,766,821	19,766,821
Balance						$ 39,406	$ 15,641	$ 8,247	$ 7,687		$ 57,456	$ 22,806	$ 18,231	$ 16,667	$ 64,242	$ 32,999	$ 30,153	$ 27,307
Accretion of dividends on preferred stock, Amount	66,920	72,308	89,659	14,815	4,970	16,368					23,867				26,685
Conversion to common stock, Amount						(55,774)					(81,323)				(90,927)
Balance						$ 0	$ 15,641	$ 8,247	$ 7,687		$ 0	$ 22,806	$ 18,231	$ 16,667	$ 0	$ 32,999	$ 30,153	$ 27,307

Warrants (Narrative) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 28, 2010
Class of Warrant or Right [Line Items]
Series C redeemable convertible preferred stock warrants convertible into common stock	67,500
Common stock exercise price	$ 3	$ 8.13
Expected term (years)		3 years	6 years
Volatility		58.61%	58.60%
Risk free interest rate		0.36%	1.35%
Dividend yield		$ 0	$ 0
Series C Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Dividend yield	$ 0
Series C Preferred Stock Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Expected term (years)	3 years
Volatility	47.05%
Risk free interest rate	0.31%
Series C Preferred Stock Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Expected term (years)	5 years 3 months
Volatility	56.41%
Risk free interest rate	6.62%
Expire In August 2015 [Member]
Class of Warrant or Right [Line Items]
Series C redeemable convertible preferred stock warrants convertible into common stock	30,000
Expiration period of warrants	August 2015
Expire In December 2017 [Member]
Class of Warrant or Right [Line Items]
Series C redeemable convertible preferred stock warrants convertible into common stock	37,500
Expiration period of warrants	December 2017

Warrants (Changes in Fair Value of Series C Preferred Stock Warrants) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value Measurement [Line Items]
Beginning fair value	$ 384	$ 120
Change in fair value recorded through the statement of operations	189	213
Ending fair value	$ 573	$ 333

Noncontrolling Interest (Detail)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity And Noncontrolling Interests [Line Items]
Common stock, shares outstanding	34,010,609	1,063,368	571,524
Exchangeable Common Stock [Member]
Equity And Noncontrolling Interests [Line Items]
Common stock, shares outstanding	3,577,554	3,577,554	3,627,672

Legal Matters (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Litigation Settlement	$ 3,500	$ 0
iHance [Member]
Litigation Settlement	$ 3,500

Schedule II Valuation And Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 950	$ 1,062	$ 1,400
Charged to Costs and Expenses	426	404	480
Charged to Other Accounts	0	0	0
Deductions	651	516	818
Balance at End of Period	725	950	1,062
Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	13,924	15,791	9,747
Charged to Costs and Expenses	2,028	(1,867)	6,044
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Period	$ 15,952	$ 13,924	$ 15,791